As filed with the Securities and Exchange Commission on October 29, 2012

1933 Act File No. 333-96461

1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No. ____ |_|
Post-Effective Amendment No. 44 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
Amendment No. 45 |X|

(Check appropriate box or boxes)

SCOUT FUNDS

(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106

(Address of Principal Executive Offices) (Zip Code)

(877) 726-8842

(Registrant's Telephone Number, including Area Code)

Benjamin D. Wiesenfeld, ESQ.

Scout Funds

928 Grand Boulevard

Kansas City, MO 64106

(Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL

Scout Funds

928 Grand Boulevard

Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SCOUT FUNDS

PROSPECTUS October 31, 2012

International Fund (UMBWX)

Emerging Markets Fund (SEMFX)

International Discovery Fund (UMBDX)

Global Equity Fund (SCGLX)

Stock Fund (UMBSX)

Mid Cap Fund (UMBMX)

Small Cap Fund (UMBHX)

Low Duration Bond Fund (SCLDX)

Unconstrained Bond Fund (SUBFX)

Core Bond Fund

Institutional Class (SCCIX)

Class Y (SCCYX)

Core Plus Bond Fund

Institutional Class (SCPZX)

Class Y (SCPYX)

Shares of the Funds have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS October 31, 2012

Toll-free 1-800-996-2862

Scout International Fund

Scout Emerging Markets Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout Low Duration Bond Fund

Scout Unconstrained Bond Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Investment Advisor:

SCOUT INVESTMENTS, INC.

Kansas City, Missouri

Distributor:

UMB DISTRIBUTION SERVICES, LLC

Milwaukee, Wisconsin

TABLE OF CONTENTS

Information About the Funds

Scout International Fund Summary	1
Scout Emerging Markets Fund Summary	6
Scout International Discovery Fund Summary	12
Scout Global Equity Fund Summary	18
Scout Stock Fund Summary	23
Scout Mid Cap Fund Summary	29
Scout Small Cap Fund Summary	35
Scout Low Duration Bond Fund Summary	40
Scout Unconstrained Bond Fund Summary	46
Scout Core Bond Fund Summary	52
Scout Core Plus Bond Fund Summary	58
Important Additional Information	65
Additional Information about Investment Objectives, Policies and Portfolio Holdings	66
Investment Advisor and Portfolio Managers	76
Financial Highlights	82

Buying, Selling and Exchanging Shares

Before You Invest	94
Buying Shares	97
Selling Shares	101
Exchanging Shares	104
Special Features and Services	107
Other Shareholder Information	108
Dividends, Distributions and Taxes	110

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT INTERNATIONAL FUND SUMMARY

Investment Objective

The investment objectives of the Scout International Fund (the “Fund”) are long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%[1]

[1]	“Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Fund	$102	$318	$552	$1,225

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. The Fund normally invests at least 80% of its assets in equity securities as described above.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, Scout Investments, Inc. (the “Advisor”) first applies a “top-down” approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor’s opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund then primarily invests in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. Seasoned companies are considered to be companies that have been in existence for at least three years.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company’s assets, personnel, sales or earnings are located outside the United States and therefore whether the company’s primary business is carried on outside the United States.

The Advisor believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies’ record and prospects continue to meet with the Advisor’s approval.

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The Fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying stocks. The Fund may also invest a portion of its net assets (up to 20%) in high-grade fixed income securities or other investments that may provide income, including cash and money market securities. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

3

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-15.85%	33.10%	18.02%	19.58%	21.51%	17.80%	-38.06%	35.54%	13.17%	-12.35%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 21.57% (quarter ended September 30, 2009) and the Fund’s lowest quarterly return was -20.84% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 13.24%

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Average Annual Total Return as of December 31, 2011

	1 Year	5 Years	10 Years
Return Before Taxes	-12.35%	-0.38%	6.54%
Return After Taxes on Distributions	-12.37%	-0.70%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	-7.59%	-0.27%	5.81%
MSCI EAFE Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)	-12.14%	-4.72%	4.67%
Lipper International Large-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)	-11.93%	-2.96%	3.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
James L. Moffett	Chief International Strategist of the Advisor and Lead Portfolio Manager of the Fund	Since 1993
Michael P. Fogarty	Co-Portfolio Manager of the Fund	From 2003 to 2007 and from June 2011 to present
Michael D. Stack	Co-Portfolio Manager of the Fund	Assistant Portfolio Manager from February 2006 through December 2007; Co-Portfolio Manager from April 2012 to present

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

5

SCOUT EMERGING MARKETS FUND SUMMARY

Investment Objective

The investment objective of the Scout Emerging Markets Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	2.15%[1]
Total Annual Fund Operating Expenses	3.00%
Less Advisor’s Fee Waiver and/or Expense Assumption	(1.60)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.40%

1	“Other Expenses” are based on the estimated amounts for the initial fiscal year and include “Acquired Fund Fees and Expenses,” which are estimated to be less than 0.01% of the average net assets of the Fund.
2	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.40%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6

	1 Year	3 Years
Emerging Markets Fund	$143	$770

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market companies. The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Under normal circumstances, the Fund will invest in issuers located in at least five different countries. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest?

In selecting securities for the Fund, the Advisor combines a “bottom-up” fundamental analysis of quality companies with long-term growth prospects and a “top-down” global perspective on economic and market conditions. The Advisor will seek to identify advantaged companies benefiting from secular growth (i.e., exhibiting relatively consistent movement over a long period) and country fundamentals. The Advisor may consider fundamental factors, such as the company’s corporate governance, the quality of earnings, overall financial health and operational efficiency. The Advisor then seeks to invest in securities that are attractively priced relative to their fundamental characteristics. Securities are also selected based upon the Advisor’s opinion as to which countries and economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. Preferred country characteristics include favorable demographic, macroeconomic and governance trends, as well as improvements in infrastructure.

7

The Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies’ records and prospects continue to meet the Advisor’s approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund. The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

8

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Emerging Market Countries Risks: The Fund’s investments in emerging market or developing countries are subject to all of the risks of international investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

Liquidity Risks: Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. This risk may be more pronounced for the Fund’s investments in developing countries or emerging markets.

Mid Cap and Small Cap Company Risks: The Fund may invest in mid and small cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Focus Risks: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

9

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the MSCI Emerging Markets Index and by showing changes in the Fund’s performance from year to year.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark G. Weber	Lead Portfolio Manager of the Fund	Since its inception
Eric D. Chenoweth	Co-Portfolio Manager of the Fund	Since its inception

10

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

11

SCOUT INTERNATIONAL DISCOVERY FUND SUMMARY

Investment Objectives

The investment objective of the Scout International Discovery Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.91%[1]
Total Annual Fund Operating Expenses	1.86%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.26)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.60%

1	"Other Expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.
2	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.60%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
International Discovery Fund	$163	$560	$982	$2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, primarily in equity securities (mostly common stocks) of smaller and mid-sized companies that are either located outside the United States or whose primary business is carried on outside the United States. Smaller and mid-sized companies are companies with market capitalization (share price multiplied by number of shares outstanding), at the time of purchase, between $500 million and $17 billion.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. The Fund normally invests at least 80% of its net assets in equity securities.

How does the Fund choose securities in which to invest? The Fund invests in a diversified portfolio of equity securities which, in the opinion of the Advisor, offer good growth potential because they are expected to benefit from certain macroeconomic or company-specific factors. The Fund also seeks to invest in securities that are attractively priced relative to their fundamental characteristics. The Advisor selects securities based on its opinion as to which economic sectors have the best prospects in view of the prevailing global, domestic and local economic conditions. The Advisor also analyzes the economic, political and market conditions of the various countries in which the Fund may invest.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies that are known for the quality and acceptance of their products or services and for their ability to generate profits. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company’s assets, personnel, sales or earnings are located outside the United States, and therefore whether the company’s primary business is carried on outside the United States.

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The Fund’s Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies’ record and prospects continue to meet with the Advisor’s approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.

The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap and Small Cap Company Risks: The Fund invests primarily in small and mid cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

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Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

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Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1 year and since inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2008	2009	2010	2011
-34.71%	31.83%	16.41%	-12.92

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.18% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -19.40% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2012): 13.12%

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (December 31, 2007)
Return Before Taxes	-12.92%	-3.35%
Return After Taxes on Distributions	-12.80%	-3.45%
Return After Taxes on Distributions and Sale of Fund Shares	-8.17%	-2.81%
MSCI EAFE SMID Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)	-14.22%	-5.18%
Lipper International Small/Mid Growth Funds Index (reflects no deduction for fees, expenses or taxes)	-14.65%	-6.72%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Michael D. Stack	Lead Portfolio Manager of the Fund	Since 2007
Mark G. Weber	Co-Portfolio Manager of the Fund	Since June 2011

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT GLOBAL EQUITY FUND SUMMARY

Investment Objective

The investment objective of the Scout Global Equity Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	4.45%[1]
Total Annual Fund Operating Expenses	5.25%
Less Advisor’s Fee Waiver and/or Expense Assumption	(3.85)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.40%

[1]	"Other Expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

[2]	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.40%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Global Equity Fund	$143	$1,228	$2,307	$4,983

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may from time to time emphasize its investments in U.S. equity securities. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (one of which may be the U.S.). The Fund may achieve global exposure through investments in U.S. companies that have global operations. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? The Advisor will make judgments based on its analysis of economic and market conditions around the world, as to whether to focus the Fund’s investments more or less in certain countries or regions, or in larger, mid-sized, or smaller companies. In selecting securities for the Fund, the Advisor initially applies a “top-down” approach, focusing on an analysis of prevailing economic, political and market conditions in the United States and abroad, and forms an opinion as to which countries or regions and economic sectors have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the Advisor applies a “bottom-up” fundamental approach that focuses on the fundamental financial characteristics and condition of each company being considered for investment. This investment process results in the implementation of a portfolio of select ideas from the Advisor’s international equity strategies and small, mid and large cap domestic equity strategies.

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Mutual funds generally emphasize either “growth” or “value” styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects, such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund may invest in both “growth” and “value” companies without favoring either investment approach.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

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Mid Cap and Small Cap Company Risks: The Fund may invest in mid and small cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Focus Risks: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

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Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund had not completed a full calendar year of operations as of the date of this Prospectus. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the MSCI World Index and by showing changes in the Fund’s performance from year to year.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Gary Anderson	Co-Lead Portfolio Manager of the Fund	Since its inception
James A. Reed II	Co-Lead Portfolio Manager of the Fund	Since its inception

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT STOCK FUND SUMMARY

Investment Objectives

The investment objectives of the Scout Stock Fund (the “Fund”) are long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.00%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.10)%[1]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.90%

[1]	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Stock Fund	$92	$308	$543	$1,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objectives, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its assets in common stocks. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor initially applies a “top-down” approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors or themes have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the Advisor applies a “bottom-up” fundamental approach that focuses on the fundamental financial characteristics and catalysts of each company being considered for investment. The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings and revenues.

The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

• strong business fundamentals and prospects

• financial strength

• potential for strong and sustainable earnings and revenue growth

• attractive prices in relation to appropriate valuation measures

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The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

25

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to April 1, 2005, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

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Annual Total Return as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-19.76%	24.03%	5.27%	10.15%	11.35%	11.87%	-26.80%	16.26%	10.74%	-1.28%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 14.25% (quarter ended June 30, 2003) and the Fund’s lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2012): 12.30%

Average Annual Total Return as of December 31, 2011

	1 Year	5 Years	10 Years
Return Before Taxes	-1.28%	0.80%	2.95%
Return After Taxes on Distributions	-1.44%	0.29%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	-0.61%	0.69%	2.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	0.09%	-0.60%	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
James A. Reed II	Lead Portfolio Manager of the Fund	Since 2001
Larry L. Valencia	Co-Portfolio Manager of the Fund	Since 2008

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT MID CAP FUND SUMMARY

Investment Objective

The investment objective of the Scout Mid Cap Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.26%[1]
Total Annual Fund Operating Expenses	1.06%

[1]	"Other Expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio.

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Principal Investment Strategies

The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the Fund’s Board of Trustees (the “Board”) may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Mid cap equity securities are securities issued by companies with market capitalizations (share price multiplied by the number of shares outstanding), at the time of purchase, between $1.5 billion and $17 billion. The Fund maintains a portfolio of investments diversified across companies and economic sectors.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? Scout Investments, Inc. (the “Advisor”) normally invests the Fund’s assets in a diversified portfolio of equity securities. The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

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Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap Company Risks: The Fund invests primarily in mid cap companies. Generally, mid cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

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REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 year and since-inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

32

Annual Total Return as of December 31 of Each Year

2007	2008	2009	2010	2011
21.94%	-35.10%	47.16%	27.89%	0.32%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.59% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -22.07% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2012): 8.87%

Average Annual Total Return as of December 31, 2011

	1 Year	5 Years	Since Inception (October 31, 2006)
Return Before Taxes	0.32%	8.36%	8.50%
Return After Taxes on Distributions	-1.08%	7.33%	7.50%
Return After Taxes on Distributions and Sale of Fund Shares	0.57%	6.75%	6.89%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	-1.55%	1.41%	2.06%
Lipper Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	-5.65%	1.28%	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The r eturn after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
G. Patrick Dunkerley	Lead Portfolio Manager of the Fund	Since 2006
Derek M. Smashey	Co-Portfolio Manager of the Fund	Since 2006
John A. Indellicate II	Co-Portfolio Manager of the Fund	Since June 2011

33

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 65 of the Prospectus.

34

SCOUT SMALL CAP FUND SUMMARY

Investment Objective

The investment objective of the Scout Small Cap Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund	$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

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Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Fund’s Board of Trustees (the “Board”) may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those with a market capitalization of $3 billion or less at the time of purchase.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”). Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? Scout Investments, Inc. (the “Advisor”) normally invests the Fund’s assets in a diversified portfolio of equity securities that are selected based upon the Advisor’s perception of their above-average potential for long-term growth of capital. The management team searches for companies that it believes are well positioned to benefit from the emergence of long and short-term catalysts for growth. The identified growth catalysts may be long-term and secular (i.e., exhibiting relatively consistent movement over a long period). Or, they may be short-term in nature and associated, for example, with a new product introduction or cycle. Following the identification of well-positioned companies, the management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level and other measures which it believes influence relative stock valuations. The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management and free cash flow.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

36

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Small Cap Company Risks: The Fund invests primarily in small cap companies. Generally, small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

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REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
-11.66%	38.16%	24.73%	5.60%	12.07%	13.32%	-40.19%	20.95%	20.85%	-4.02%

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During the periods shown in the bar chart above the Fund’s highest quarterly return was 17.53% (quarter ended December 31, 2010) and the Fund’s lowest quarterly return was -24.70% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2012): 12.30%

Average Annual Total Return as of December 31, 2011

	1 Year	5 Years	10 Years
Return Before Taxes	-4.02%	-1.01%	5.53%
Return After Taxes on Distributions	-4.02%	-1.23%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares	-2.61%	-0.82%	4.75%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%
Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	-3.81%	1.32%	5.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Thomas W. Laming	Lead Portfolio Manager of the Fund	Since May 2010
James R. McBride	Co-Portfolio Manager of the Fund	Since May 2010
Jason Votruba	Co-Portfolio Manager of the Fund	Since 2002

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT LOW DURATION BOND FUND SUMMARY

Investment Objective

The investment objective of the Scout Low Duration Bond Fund (the “Fund”) is a high level of total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	1.00%[1]
Total Annual Fund Operating Expenses	1.30%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.90)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.40%

[1]	“Other Expenses” are based on the estimated amounts for the initial fiscal year.

[2]	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.40%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Low Duration Bond Fund	$41	$308

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s annual turnover rate may exceed 100% and may vary greatly from year to year. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income instruments. The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to-be-announced securities) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Advisor targets an estimated average portfolio duration of one to four years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may also invest up to 25% of its assets in non-investment grade securities, also known as high yield securities or “junk” bonds. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Ratings Group (“S&P®”). In addition, the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Securities will generally be U.S. dollar denominated although they may be securities of foreign issuers.

The Fund may invest in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”). The Fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Fund's 80% investment policy.

How does the Fund choose securities in which to invest? The Advisor attempts to maximize total return through opportunistic investing in a broad array of eligible securities while structuring the Fund so that the overall portfolio has an average portfolio duration of between one to four years based on market conditions. The investment process combines top-down interest rate management with bottom-up fixed income security selection, focusing on undervalued issues in the fixed income market. The Advisor first establishes the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the fixed income market is under- or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the Advisor’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with a duration greater than the benchmark. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real interest rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with a duration less than the benchmark. The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

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Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive fixed income securities for the Fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Fixed Income Security Risks: The Fund’s investments are subject to the risks inherent in individual fixed income security selections. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

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Maturity Risks: The Fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Security Risks : High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The derivatives market may be subject to additional regulations in the future.

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Credit Default Swaps Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

International Investing Risks: International investing poses additional risks. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund recently commenced investment operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Barclays U.S. 1-3 Year Government/Credit Bond Index and by showing changes in the Fund’s performance from year to year.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since its inception
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since its inception
Todd C. Thompson	Co-Portfolio Manager of the Fund	Since its inception
Stephen T. Vincent	Co-Portfolio Manager of the Fund	Since its inception

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Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

45

SCOUT UNCONSTRAINED BOND FUND SUMMARY

Investment Objective

The investment objective of the Scout Unconstrained Bond Fund (the “Fund”) is to maximize total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	1.02%
Total Annual Fund Operating Expenses	1.62%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.63)%[1]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.99%

[1]	Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.99%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Unconstrained Bond Fund	$101	$449	$822	$1,869

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s annual turnover rate may exceed 100% and may vary greatly from year to year. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. For the period September 29, 2011 through June 30, 2012, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing at least 80% of its assets in fixed income instruments. The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to-be-announced securities) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The portfolio duration of the Fund will normally not exceed 8 years but may be greater based on market conditions. The Fund may also have a negative duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A portfolio with negative duration generally incurs a loss when interest rates and yields fall. The Fund may invest in both investment grade securities and non-investment grade securities, also known as high yield securities or “junk” bonds. The Fund may invest without limitation in non-investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Ratings Group (“S&P®”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”). The Fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Fund's 80% investment policy.

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How does the Fund choose securities in which to invest? The Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Fixed Income Security Risks: The Fund’s investments are subject to the risks inherent in individual fixed income security selections. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Security Risks : High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

48

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

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Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The derivatives market may be subject to additional regulations in the future.

Credit Default Swaps Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of buybacks; dollar rolls; when-issued, delayed delivery or forward commitment transactions; and derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Short Sale Risks: There is risk involved in entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund had not completed a full calendar year of operations as of the date of this Prospectus. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the BofA Merrill Lynch® LIBOR 3-Month Constant Maturity Index and by showing changes in the Fund’s performance from year to year.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

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Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since its inception
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since its inception
Todd C. Thompson	Co-Portfolio Manager of the Fund	Since its inception
Stephen T. Vincent	Co-Portfolio Manager of the Fund	Since its inception

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT CORE BOND FUND SUMMARY

Investment Objective

The investment objective of the Scout Core Bond Fund (the “Fund”) is a high level of total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Class Y
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	0.25%[1]
Other Expenses	0.27%	0.42%[2]
Total Annual Fund Operating Expenses	0.67%	1.07%[3]
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.27)%[4]	(0.27)%[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.40%	0.80%[3]

1	"Distribution (12b-1) Fees" for Class Y shares reflect the amount authorized under the Rule 12b-1 Distribution Plan for the Class Y shares of the Fund.
2	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%, which is the amount authorized under the Shareholder Servicing Plan for the Class Y shares of the Fund.
3	"Total Annual Fund Operating Expenses" and “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)” for Class Y shares do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because, for the fiscal year ended June 30, 2012, the full amounts authorized under the Rule 12b-1 Distribution Plan and Shareholder Servicing Plan for the Class Y shares of the Fund were not charged.
4	Scout Investments, Inc. (the “Advisor”) has entered into agreements to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and, from April 21, 2013 through October 31, 2013, excluding short sale dividend and interest expenses) to no more than 0.40%. Through April 21, 2013, if “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period From April 21, 2013 through October 31, 2013, if “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. The expense limitation arrangement described above may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.
52

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Core Bond Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$41	$188	$348	$812
Class Y	$82	$315	$568	$1,291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 586% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The bonds in which the Fund may invest also include debt securities, to-be-announced securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund invests primarily in investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Ratings Group (“S&P®”). In addition, the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. All securities will be U.S. dollar denominated although they may be securities of foreign issuers.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to bonds may be used to satisfy the Fund's 80% investment policy.

53

How does the Fund choose securities in which to invest? The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up fixed income security selection, focusing on undervalued issues in the fixed income market. The Advisor first establishes the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the fixed income market is under- or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the Advisor’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with a duration greater than the benchmark. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. If the current real interest rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with a duration less than the benchmark. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive fixed income securities for the Fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

54

Fixed Income Security Risks: The Fund’s investments are subject to the risks inherent in individual fixed income security selections. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

55

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

International Investing Risks: International investing poses additional risks. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Fund was reorganized into the Fund after the close of business on April 21, 2011. Based on an analysis of the attributes of the funds, the historical performance and financial history of the Frontegra Columbus Core Fund was adopted by the Fund. Therefore, performance information for periods prior to the close of business on April 21, 2011 is that of the Frontegra Columbus Core Fund.

There is no performance information quoted for Class Y shares of the Fund because Class Y shares of the Fund have not yet been in existence for a full calendar year.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
6.81%	5.10%	4.56%	2.49%	4.57%	7.76%	-6.45%	28.36%	7.48%	7.64%

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During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.71% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -3.90% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2012): 5.58%

Average Annual Total Return as of December 31, 2011

Institutional Class	1 Year	5 Years	10 Years
Return Before Taxes	7.64%	8.40%	6.53%
Return After Taxes on Distributions	5.62%	6.52%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	4.99%	6.09%	4.54%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	6.28%	5.80%	5.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since 2001[1]
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since 2001[1]
Todd C. Thompson	Co-Portfolio Manager of the Fund	Since 2001[1]
Stephen T. Vincent	Co-Portfolio Manager of the Fund	Since 2009[1]

[1]	The periods shown prior to the close of business on April 21, 2011 reflect the portfolio managers’ experience managing the predecessor fund, the Frontegra Columbus Core Fund.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “ Important Additional Information” beginning on page 65 of the Prospectus.

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SCOUT CORE PLUS BOND FUND SUMMARY

Investment Objective

The investment objective of the Scout Core Plus Bond Fund (the “Fund”) is a high level of total return consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Class Y
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	0.25%[1]
Other Expenses	0.16%	0.31%[2]
Total Annual Fund Operating Expenses	0.56%	0.96%[3]
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.16)%[4]	(0.16)%[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.40%	0.80%[3]

1	"Distribution (12b-1) Fees" for Class Y shares reflect the amount authorized under the Rule 12b-1 Distribution Plan for the Class Y shares of the Fund.
2	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%, which is the amount authorized under the Shareholder Servicing Plan for the Class Y shares of the Fund.
3	"Total Annual Fund Operating Expenses" and “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)” for Class Y shares do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because, for the fiscal year ended June 30, 2012, the full amounts authorized under the Rule 12b-1 Distribution Plan and Shareholder Servicing Plan for the Class Y shares of the Fund were not charged.
4	Scout Investments, Inc. (the “Advisor”) has entered into agreements to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and, from April 21, 2013 through October 31, 2013, excluding short sale dividend and interest expenses) to no more than 0.40%. Through April 21, 2013, if “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period From April 21, 2013 through October 31, 2013, if “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. The expense limitation arrangement described above may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.
58

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Core Plus Bond Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$41	$164	$298	$689
Class Y	$82	$291	$518	$1,172

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 593% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The bonds in which the Fund may invest also include debt securities, to-be-announced securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests primarily in investment grade securities, but may also invest up to 25% of its assets in non-investment grade securities, also known as high yield securities or “junk” bonds. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Ratings Group (“S&P®”). In addition, the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Securities will generally be U.S. dollar denominated although they may be securities of foreign issuers. The Fund may also invest in securities denominated in foreign currencies. The Fund’s investments in the securities of foreign issuers may include investments in developing countries or emerging markets.

The Fund may invest in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”). The Fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to bonds may be used to satisfy the Fund's 80% investment policy.

59

How does the Fund choose securities in which to invest? The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up fixed income security selection, focusing on undervalued issues in the fixed income market. The Advisor first establishes the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the fixed income market is under- or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the Advisor’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with a duration greater than the benchmark. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. If the current real interest rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with a duration less than the benchmark. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditio ns.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive fixed income securities for the Fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

60

Fixed Income Security Risks: The Fund’s investments are subject to the risks inherent in individual fixed income security selections. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Security Risks : High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

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To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The derivatives market may be subject to additional regulations in the future.

Credit Default Swaps Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

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Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Plus Fund was reorganized into the Fund after the close of business on April 21, 2011. Prior to that date, the Fund had no investment operations. Therefore, the historical returns shown below for periods prior to the close of business on April 21, 2011 are those of the Frontegra Columbus Core Plus Fund. After-tax returns for Class Y shares will vary from the Institutional Class shares’ after-tax returns shown.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
5.72%	9.22%	5.04%	2.65%	6.50%	7.86%	-9.15%	35.19%	10.06%	8.28%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 25.80% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -5.13% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2012): 8.54%

Average Annual Total Return as of December 31, 2011

Institutional Class	1 Year	5 Years	10 Years
Return Before Taxes	8.28%	9.56%	7.67%
Return After Taxes on Distributions	5.77%	6.34%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares	5.51%	6.26%	5.00%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	6.28%	5.80%	5.36%

Class Y	1 Year	Since Inception (November 12, 2009)
Return Before Taxes	7.89%	8.28%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.49%
Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	6.28%	7.13%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark M. Egan	Lead Portfolio Manager of the Fund	Since 1996[1]
Thomas M. Fink	Co-Portfolio Manager of the Fund	Since 2000[1]
Todd C. Thompson	Co-Portfolio Manager of the Fund	Since 2001[1]
Stephen T. Vincent	Co-Portfolio Manager of the Fund	Since 2009[1]

1	The periods shown prior to the close of business on April 21, 2011 reflect the portfolio managers’ experience managing the predecessor fund, the Frontegra Columbus Core Plus Fund.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 65 of the Prospectus.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares. Shareholders may purchase and sell shares of a Fund on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

For the Scout International, Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Small Cap, Low Duration Bond and Unconstrained Bond Funds:

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

For the Scout Core Bond and Core Plus Bond Funds:

	Class Y		Institutional Class
Type of Account	Initial Minimum Purchase	Additional Minimum Purchase	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100	$100,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100	$100,000	$100
Gifts to Minors (UGMA/UTMA)	$250	$100	$100,000	$100
Automatic Investment Plan	$100	$50	$100,000	$50
Exchanges	$1,000	$1,000	$100,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information about Investment Objectives, Policies and Portfolio Holdings

Investment Objectives. The investment objectives of the Scout International Fund and Scout Stock Fund are the long-term growth of capital and income. The investment objectives of the Scout Emerging Markets Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Mid Cap Fund and Scout Small Cap Fund are the long-term growth of capital. The investment objectives of the Scout Low Duration Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund are a high level of total return consistent with the preservation of capital. The investment objective of the Scout Unconstrained Bond Fund is to maximize total return consistent with the preservation of capital. Each Fund’s investment objective may be changed by the Board without shareholder approval. If the Board approves a change in a Fund’s investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund’s objective.

In cases where a Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the change at least sixty days before it occurs.

Additional Information on Principal Investment Strategies for the Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund.

The Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund (each a “Fixed Income Fund” and, together, the “Fixed Income Funds”) invest primarily in diversified portfolios of fixed income securities of varying maturities. Under normal market conditions, the Scout Low Duration Bond and Unconstrained Bond Funds will each invest at least 80% of its assets, determined at the time of purchase, in fixed income instruments. Under normal market conditions, the Scout Core Bond and Core Plus Bond Funds will each invest at least 80% of its assets, determined at the time of purchase, in bonds.

The fixed income instruments in which the Fixed Income Funds may invest can be of varying maturities and include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fixed Income Funds may also invest in the following types of bonds: short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities (including to-be-announced securities); bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may invest in both investment grade securities and non-investment grade securities, also known as high yield securities or “junk” bonds. The Scout Core Bond Fund invests primarily in investment grade securities. With respect to the Scout Core Plus Bond Fund, the investment strategy of the Fund is referred to as “Core Plus” because the Advisor has the ability to add high yield securities to a core portfolio of investment grade securities. The Scout Low Duration Bond and Core Plus Bond Funds invest primarily in investment grade securities, but may also invest up to 25% of their assets in non-investment grade securities. The Scout Unconstrained Bond Fund may invest without limitation in non-investment grade securities.

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The Fixed Income Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Scout Unconstrained Bond Fund may also engage in short sales. With respect to the Scout Low Duration Bond and Core Plus Bond Funds, securities will generally be U.S. dollar denominated although they may be securities of foreign issuers. The Scout Core Plus Bond Fund may also invest in securities denominated in foreign currencies. The Scout Unconstrained Bond Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. With respect to the Scout Core Bond Fund, all securities will be U.S. dollar denominated although they may be securities of foreign issuers. The Scout Unconstrained Bond Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The Scout Unconstrained Bond Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets. The Scout Core Plus Bond Fund’s investments in the securities of foreign issuers may include investments in developing countries or emerging markets.

The Scout Low Duration Bond and Core Plus Bond Funds may invest in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI. The Scout Unconstrained Bond Fund may invest without limitation in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI. The Scout Core Bond Fund may invest in credit default swap agreements. The Fixed Income Funds’ investments in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.

These derivatives may be used by the Fixed Income Funds to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fixed Income Funds invest in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. With respect to the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds, the use of these derivative transactions may also allow the Funds to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Scout Low Duration Bond and Unconstrained Bond Funds’ 80% investment policies. Derivative instruments that provide exposure to bonds may be used to satisfy the Scout Core Bond and Core Plus Bond Funds’ 80% investment policies.

With respect to the Scout Low Duration Bond Fund, the Advisor attempts to maximize total return through opportunistic investing in a broad array of eligible securities while structuring the Fund so that the overall portfolio has an average portfolio duration of between one to four years based on market conditions. With respect to the Scout Core Bond and Core Plus Bond Funds, the Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process for the Scout Low Duration Bond, Core Bond and Core Plus Bond Funds combines top-down interest rate management with bottom-up fixed income security selection, focusing on undervalued issues in the fixed income market. The Advisor first establishes the portfolio’s duration, or interest rate sensitivity. The Advisor determines whether the fixed income market is under- or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the Advisor’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with a duration greater than the benchmark. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real interest rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with a duration less than the benchmark. The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Scout Low Duration Bond, Core Bond and Core Plus Bond Funds subject to sector exposure constraints. However, for the more generic holdings in the Scout Low Duration Bond, Core Bond and Core Plus Bond Funds, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels. Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive fixed income securities for the Scout Low Duration Bond, Core Bond and Core Plus Bond Funds, as described below.

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With respect to the Scout Unconstrained Bond Fund, the Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market.

The portfolio managers for each of the Fixed Income Funds screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble each Fixed Income Fund’s portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fixed Income Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, each Fixed Income Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

The portfolio duration will normally fall between one and four years for the Scout Low Duration Bond Fund and between two and seven years for the Scout Core Bond and Core Plus Bond Funds, based on market conditions. The portfolio duration of the Scout Unconstrained Bond Fund will normally not exceed 8 years but may be greater based on market conditions. The Scout Unconstrained Bond Fund may also have a negative duration. Duration is a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates. A portfolio with negative duration generally incurs a loss when interest rates and yields fall.

Fixed Income Securities. Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fixed Income Funds may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause a Fixed Income Fund’s income to decline.

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Commercial paper generally is considered the shortest form of fixed income security. Notes whose original maturities are two years or less are considered short-term obligations. The term “bond” generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Mortgage- and Other Asset-Backed Securities. The Fixed Income Funds may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not mortgage loans. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

To-Be-Announced Securities. The Fixed Income Funds may invest in to-be-announced mortgage-backed securities (“TBAs”). A TBA is a mortgage-backed security, such as a Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. A Fixed Income Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fixed Income Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions. Each Fixed Income Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to a risk that a Fixed Income Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fixed Income Fund’s overall investment exposure. Typically, no income accrues on securities a Fixed Income Fund has committed to purchase prior to the time delivery of the securities is made, although a Fixed Income Fund may earn income on securities it has segregated or “earmarked” to cover these positions. When a Fixed Income Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fixed Income Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, a Fixed Income Fund could realize a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, a Fixed Income Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Dollar Rolls and Buybacks. The Fixed Income Funds may enter into dollar rolls and sale-buybacks, subject to the Funds’ limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase a similar security (but not the same security) at a specified time and price. Sale-buybacks are simultaneous purchase and sale transactions in which the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. Dollar rolls and buybacks may be considered borrowing for some purposes. The Fixed Income Funds will segregate or “earmark” assets determined to be liquid by the Advisor to cover its obligations under dollar rolls. A Fixed Income Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security. Dollar rolls, sale-buybacks and other forms of borrowings may create leveraging risk for the Fixed Income Funds.

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Swap Agreements (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may invest in swap agreements (including credit default swaps). Over-the-counter (“OTC”) swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit Default Swaps. The Fixed Income Funds may enter into single-name credit default swap agreements in order to gain exposure to a particular company when it is more economically viable than traditional fixed income securities. The Fixed Income Funds may enter into credit default swap agreements either as a buyer or seller. A credit default swap agreement is an instrument that enables the Fixed Income Funds to buy or sell protection against a defined credit event, which is typically a default. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fixed Income Funds. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. As a seller, a Fixed Income Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fixed Income Fund typically must pay the contingent payment to the buyer, which is generally the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fixed Income Fund is a buyer and no credit event occurs, the Fixed Income Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit Default Swap Index Products. The Fixed Income Funds may also invest in credit default swap index products, in particular CDX index products, and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. These instruments allow the Fixed Income Funds to obtain broad market exposure, with less company-specific risk than single-name credit default swap agreements.

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Options. The Fixed Income Funds may purchase call and put options on specific securities or indices. The Fixed Income Funds may also write call and put option contracts, including covered and/or uncovered call and put option contracts on securities or indices. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or index at the exercise price at a specified time. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or index at the exercise price at a specified time. Investments in options are considered speculative. The Fixed Income Funds may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fixed Income Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Currency (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). The Scout Low Duration Bond Fund may invest in currencies (including non-U.S. currencies) and currency forward contracts. The Scout Unconstrained Bond and Core Plus Bond Funds may invest in securities of non-U.S. issuers and may invest in currencies (including non-U.S. currencies) and currency forward contracts. A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds also may maintain short positions in forward currency exchange transactions, which would involve a Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange.

Futures. The Fixed Income Funds may purchase or sell futures contracts (including index futures) or options thereon (collectively, “futures”), as well as in other financial products traded on commodities exchanges, in compliance with certain rules issued by the Commodity Futures Trading Commission (“CFTC”). A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specific quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying instrument or interest rate.

Short-Selling (Scout Unconstrained Bond Fund Only). The Scout Unconstrained Bond Fund’s investment portfolio may include short positions. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. In general, short selling allows the investor to profit from a decline in the price of a particular security and causes losses from a gain in the price of a particular security.

Ratings Agencies. Ratings agencies, such as S&P®, are organizations that assign ratings to securities based on that agency’s opinion of the quality of debt securities. It should be emphasized, however, that ratings are general, are not absolute standards of quality and do not reflect an evaluation of market risk. Debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

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Non-Investment Grade Debt Securities (High Yield Securities) (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). Although the Scout Low Duration Bond Fund and Scout Core Plus Bond Fund primarily will invest in investment grade fixed income securities, the Scout Low Duration Bond Fund and Scout Core Plus Bond Fund may each invest up to 25% of its assets in fixed income securities that are rated below investment grade. The Scout Unconstrained Bond Fund may invest without limitation in fixed income securities that are rated below investment grade. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P®. High yield securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. High yield securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Temporary Strategies. Each Fixed Income Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fixed Income Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Additional Information on Principal Risk Factors for the Fixed Income Funds.

Market Risks. Each Fixed Income Fund’s investments are subject to market risk, which may cause the value of a Fixed Income Fund’s investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of a Fixed Income Fund’s investments goes down, you may lose money. The share price of each Fixed Income Fund is expected to fluctuate. Your shares at redemption may be worth more or less than your initial investment. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Fixed Income Security Risks. Each Fixed Income Fund’s investments are subject to the risks inherent in individual fixed income security selections. Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of a Fixed Income Fund may go down. Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risks. The Fixed Income Funds will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks. The Fixed Income Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by a Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Credit markets are currently experiencing greater volatility due to recent market conditions.

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High Yield Security Risk (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). High yield securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the net asset value per share (“NAV”) of the Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund or Scout Core Plus Bond Fund.

Issuer Risks. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Credit Ratings Risks. Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Income Risks. The Fixed Income Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fixed Income Funds may be required to invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fixed Income Funds for any particular period.

Mortgage- and Asset-Backed Securities Risks. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time. As a result, if a Fixed Income Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. If a Fixed Income Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.

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Portfolio Turnover Risks. The portfolio turnover rate indicates changes in a Fixed Income Fund’s securities holdings. When a Fixed Income Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower a Fixed Income Fund’s effective return for investors.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a Fixed Income Fund’s management or performance.

Management Risks. The Fixed Income Funds are subject to management risk as actively managed investment portfolios. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fixed Income Funds, but there can be no guarantee that these will produce the desired results. If the Advisor is not able to select better-performing fixed income securities, the Fixed Income Funds may lose money.

Valuation Risks. The securities held by the Fixed Income Funds are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Board. The independent pricing service provides prices for debt securities that are based on various market inputs and industry information. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by the pricing service or dealers or the fair valuations will vary depending on the information that is available.

Derivative Risks. Derivatives may involve greater risks than if a Fixed Income Fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by a Fixed Income Fund. The Fund could lose more than the principal amount invested in a derivative. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Credit Default Swaps Risks. Credit default swaps may involve additional risks. If a Fixed Income Fund is a buyer in a credit default swap agreement and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Fixed Income Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fixed Income Fund. Credit default swap index products, in particular CDX index products, and options on credit default swap index products are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

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Leverage Risks Associated with Financial Instruments. Certain transactions of the Fixed Income Funds may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that the Fixed Income Funds may use may create leverage. Derivatives that involve leverage can result in losses to a Fixed Income Fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a Fixed Income Fund, for any reason, is unable to close out the transaction. The use of leverage may cause a Fixed Income Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a Fixed Income Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

International Investing Risks. International investing poses additional risks. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent that a Fixed Income Fund invests a significant portion of its assets in a single country or region, such Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fixed Income Funds, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Currency Risk (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). If the Scout Low Duration Bond Fund, Unconstrained Bond Fund or Core Plus Bond Fund invests directly in foreign (non-U.S.) currencies or in derivatives that provide exposure to foreign (non-U.S.) currencies, or if the Scout Unconstrained Bond Fund or Core Plus Bond Fund invests directly in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign (non-U.S.) currency denominated securities, foreign (non-U.S.) currencies or in derivatives that provide exposure to foreign (non-U.S.) currencies may reduce the returns of the Fund.

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Currency risk may be particularly high to the extent that the Scout Unconstrained Bond Fund or Scout Core Plus Bond Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to developing countries or emerging markets. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Short-Selling Risk (Scout Unconstrained Bond Fund Only) . A short sale creates the risk of a loss if the price of the underlying security increases, thus increasing the cost to the Scout Unconstrained Bond Fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. The Fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Disclosure of Portfolio Holdings. Each Fund except the Scout Unconstrained Bond Fund makes a complete list of its portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately thirty days after the end of each month. Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds’ web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Funds’ shareholders and provide them with additional means of monitoring and evaluating their investments in the Funds. A further description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI.

Investment Advisor And Portfolio Managers

Investment Advisor

Scout Investments, Inc. is each Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 928 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of June 30, 2012, assets under the management of the Advisor were approximately $22.37 billion.

The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund’s assets in accordance with the Fund’s investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of the Scout Funds (the “Trust”). The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Scout International Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund’s average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout Emerging Markets Fund pays the Advisor an advisory fee at the annual rate of 0.85% on the Fund’s average daily net assets. The Scout International Discovery Fund pays the Advisor an advisory fee at the annual rate of 0.95% on the first $1 billion of the Fund’s average daily net assets and 0.85% on the average daily net assets over $1 billion. The Scout Global Equity Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the Fund’s average daily net assets. The Scout Stock Fund pays the Advisor an advisory fee at the annual rate of 0.60% on the first $1 billion of the Fund’s average daily net assets and 0.575% on the Fund’s average daily net assets over $1 billion. The Scout Mid Cap Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund’s average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% on the first $1 billion of the Fund’s average daily net assets and 0.65% on the average daily net assets over $1 billion. The Scout Low Duration Bond Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund’s average daily net assets. The Scout Unconstrained Bond Fund pays the Advisor an advisory fee at the annual rate of 0.60% on the Fund’s average daily net assets. The Scout Core Bond Fund and the Scout Core Plus Bond Fund each pay the Advisor an advisory fee at the annual rate of 0.40% on the respective Fund’s average daily net assets. These advisory fees are paid monthly.

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For the fiscal year ended June 30, 2012, the Advisor earned the following fees for investment advisory services performed as a percentage of average daily net assets: Scout International Fund, 0.71%; Scout International Discovery Fund, 0.95%; Scout Global Equity Fund, 0.80%; Scout Stock Fund, 0.60%; Scout Mid Cap Fund, 0.80%; Scout Small Cap Fund, 0.75%; Scout Unconstrained Bond Fund, 0.60%; Scout Core Bond Fund, 0.40%; and Scout Core Plus Bond Fund, 0.40%. The Scout Emerging Markets and Low Duration Bond Funds had not yet commenced investment operations as of June 30, 2012.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 for the Scout Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Low Duration Bond and Unconstrained Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses and, with respect to the Scout Low Duration Bond and Unconstrained Bond Funds, excluding any short sale dividend and interest expenses) do not exceed 1.40% , 1.60%, 1.40%, 0.90%, 1.40%, 0.99% and 0.40%, respectively, of each Fund’s average daily net assets. The Advisor has entered into contractual agreements to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 for the Scout Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and, from April 21, 2013 through October 31, 2013, excluding short sale dividend and interest expenses) do not exceed 0.40% of each Fund’s average daily net assets. After their expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangements.

Under the expense limitation agreements described above, the Advisor retains the right to seek reimbursement from each of the Scout Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Low Duration Bond and Unconstrained Bond Funds of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. With respect to the Scout Core Bond and Core Plus Bond Funds, under the expense limitation agreements described above, through April 21, 2013, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the previous three year period. From April 21, 2013 through October 31, 2013, the Advisor retains the right to seek reimbursement from each of the Scout Core Bond and Core Plus Bond Funds of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.

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A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout International, International Discovery, Stock, Mid Cap, Small Cap, Core Bond and Core Plus Bond Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2012. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Global Equity and Unconstrained Bond Funds is available in the Funds’ Semi-Annual Report to Shareholders for the period ended December 31, 2011. The Scout Emerging Markets and Low Duration Bond Funds recently commenced investment operations. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Emerging Markets and Low Duration Bond Funds will be available in the Funds’ Semi-Annual Report to Shareholders for the period ending December 31, 2012.

The Advisor provides certain administrative services to the Funds. For the administrative services provided to the Funds, the Advisor receives from each Fund a fee, payable monthly, at the annual rate of 0.05% of each Fund’s average daily net assets.

Portfolio Managers

Information about the portfolio managers of each Fund is provided below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund(s) he/she manages.

Scout International Fund

James L. Moffett is the lead portfolio manager of the Scout International Fund. Mr. Moffett has served as the lead portfolio manager of the Fund since 1993. Mr. Moffett is the Advisor’s Chief International Strategist. Mr. Moffett has been with UMB (previously Commercial National Bank) since 1979 and has been employed by the Advisor since May 2001. He is a CFA® charterholder and has over 41 years of investment management experience. Mr. Moffett received his Bachelor of Arts in History from Harvard University and his MBA from Stanford University. Mr. Moffett is a member of the Kansas City CFA Society and the CFA Institute.

Michael P. Fogarty is a co-portfolio manager of the Scout International Fund. Mr. Fogarty has served as a co-portfolio manager of the Fund since June 2011. Mr. Fogarty previously was an assistant portfolio manager of the Fund from 2003 through December 2007. Mr. Fogarty is a CFA® charterholder and has more than 24 years of investment experience. Mr. Fogarty is the Advisor’s Director of International Research. He joined UMB and the Advisor in 2002, following previous employment at UniCredit Aton from 2001-2002, Phoenix Networks from 1999-2000, Sterling Grace Capital Management from 1995-1999 and Worldsec International from 1992-1995. He earned his Bachelor of Science in Accounting and Business Administration from the University of Kansas and his MBA from the Olin School of Business at Washington University. Mr. Fogarty is a member of the CFA Institute and Vice-President of the Kansas City CFA Society.

Michael D. Stack is a co-portfolio manager of the Scout International Fund. Mr. Stack has served as a co-portfolio manager of the Fund since April 2012. Mr. Stack previously was an assistant portfolio manager of the Fund from February 2006 through December 2007. Mr. Stack joined UMB and the Advisor in February 2006, following previous employment at Overseas Asset Management (Cayman) LTD from 2002-2004, U.S. Trust Company of New York from 1998-2001 and J&T Securities, Inc. from 1996-1997. Mr. Stack earned his Bachelor of Commerce degree from University College Dublin and an MBA in Finance from Columbia Business School in New York. Mr. Stack is a CFA® charterholder, a member of the Kansas City CFA Society and the CFA Institute.

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SCOUT EMERGING MARKETS FUND

Mark G. Weber is the lead portfolio manager of the Scout Emerging Markets Fund. Mr. Weber has served as the lead portfolio manager of the Fund since its inception. Mr. Weber is a CFA® charterholder and has more than 9 years of investment experience. He joined UMB and the Advisor in 2008, following previous employment at Morningstar UK Ltd. from 2006-2008, where he served as an analyst for European equities. Mr. Weber also served as an equities analyst for Morningstar, Inc. from 2003-2006. He earned his Bachelor of Arts in Modern History from Oxford University and his MBA from the University of Kansas. Mr. Weber is a member of the Kansas City CFA Society and the CFA Institute.

Eric D. Chenoweth is the co-portfolio manager of the Scout Emerging Markets Fund. Mr. Chenoweth has served as the co-portfolio manager of the Fund since its inception. Since 2011, Mr. Chenoweth has served as an investment analyst, providing fundamental company research in the utilities and telecommunications sectors for the Advisor’s international equity strategies. He has 12 years of investment experience. Prior to joining the Advisor in 2011, Mr. Chenoweth was the director of global energy equity research for Morningstar, Inc. in Chicago, Illinois. Mr. Chenoweth earned his MBA from the Booth School of Business at the University of Chicago and his Bachelor of Arts in Mathematics and Economics from the University of Chicago. He is a CFA® charterholder and a member of the Kansas City CFA Society as well as the CFA Institute.

SCOUT INTERNATIONAL DISCOVERY FUND

Michael D. Stack is the lead portfolio manager of the Scout International Discovery Fund. His biographical information appears above. Mr. Stack has served as a portfolio manager of the Fund since its inception.

Mark G. Weber is the co-portfolio manager of the Scout International Discovery Fund. His biographical information appears above. Mr. Weber has served as a co-portfolio manager of the Fund since June 2011.

SCOUT GLOBAL EQUITY FUND

Gary Anderson is a co-lead portfolio manager of the Scout Global Equity Fund. Mr. Anderson has served as a portfolio manager of the Fund since its inception. Mr. Anderson joined UMB in 2000 and the Advisor in 2001, following previous employment at Aventis from 1992-2000. Mr. Anderson earned his Bachelor of Arts in Mathematics and MBA from the University of Minnesota. Mr. Anderson is a CFA® charterholder and a member of the Kansas City CFA Society.

James A. Reed II is a co-lead portfolio manager of the Scout Global Equity Fund. Mr. Reed has served as a portfolio manager of the Fund since its inception. Mr. Reed has worked at UMB in various investment positions since 1988, including as an investment analyst, a portfolio manager and Director of Research. He has been employed by the Advisor since May 2001. Currently, Mr. Reed is a Senior Vice President of the Advisor. Mr. Reed earned his Bachelor of Arts in History from Dartmouth College and his Juris Doctorate from Washington & Lee University School of Law. Mr. Reed is a CFA® charterholder and is a member of the Kansas City CFA Society, the CFA Institute and the Kansas City Metropolitan Bar Association.

Scout Stock Fund

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James A. Reed II is the lead portfolio manager of the Scout Stock Fund. His biographical information appears above. Mr. Reed has served as a portfolio manager of the Fund since May 2001.

Larry L. Valencia is the co-portfolio manager of the Scout Stock Fund. Mr. Valencia has served as a co-portfolio manager of the Fund since 2008. Mr. Valencia was previously a co-portfolio manager of the Scout Growth Fund. Mr. Valencia has been employed by the Advisor since May 2001. Mr. Valencia has served in various positions at UMB since 2000 and is currently Director of Research of the Advisor. Mr. Valencia is a CFA® charterholder and has more than 26 years of investment experience, including portfolio and pension account management and software design for financial applications. Mr. Valencia joined UMB in February 2000 and prior to that, he worked at Security Benefit Group from 1994-2000. Mr. Valencia received his Bachelor of Science in Business Administration from Illinois College and his MBA from the University of Denver. Mr. Valencia is a member of the Kansas City CFA Society and the CFA Institute.

Scout Mid Cap Fund

G. Patrick Dunkerley is the lead portfolio manager of the Scout Mid Cap Fund, and has served as the lead portfolio manager since the Fund’s inception on October 31, 2006. Mr. Dunkerley is a CFA® charterholder and has more than 19 years of investment experience. He joined UMB and the Advisor in 2006, following previous employment at Victory Capital Management from 2001-2006, where he served as an assistant portfolio manager, and subsequently as chief investment officer of mid cap core equity and as the lead portfolio manager of a mid cap mutual fund and mid cap separate accounts. Mr. Dunkerley earned his Bachelor of Science in Business Administration from the University of Missouri and his MBA from Golden Gate University. Mr. Dunkerley is a member of the Kansas City CFA Society and the CFA Institute.

Derek M. Smashey and John A. Indellicate II are co-portfolio managers of the Scout Mid Cap Fund.

Mr. Smashey has served as a co-portfolio manager since the Scout Mid Cap Fund’s inception on October 31, 2006. Mr. Smashey is a CFA® charterholder and has more than 9 years of investment experience. He joined UMB and the Advisor in 2006, following previous employment at Nations Media Partners, Inc. from 2003-2006, where he served as an associate director, and Sprint Corporation from 2000-2003 where he served as Internal Consultant. Mr. Smashey earned his Bachelor of Science in Finance from Northwest Missouri State University and his MBA from the University of Kansas. Mr. Smashey is a member of the Kansas City CFA Society and the CFA Institute.

Mr. Indellicate has served as a co-portfolio manager of the Scout Mid Cap Fund since June 2011. Mr. Indellicate is a CFA® charterholder and has more than 8 years of investment experience. He joined UMB and the Advisor in 2004 and has since served as a quantitative analyst and a securities analyst. He earned his Bachelor of Arts in Economics from Harvard University. Mr. Indellicate is a member of the CFA Institute and sits on the board of directors Kansas City CFA Society.

Scout Small Cap Fund

Thomas W. Laming is the lead portfolio manager of the Scout Small Cap Fund. Mr. Laming became the lead portfolio manager of the Scout Small Cap Fund in May 2010. Mr. Laming joined the Advisor in 2009, when the Advisor acquired the advisory business of TrendStar Advisors, LLC. Mr. Laming served as President and Chief Investment Officer of TrendStar Advisors, LLC, a firm that he founded, from 2003-2009. Previously, Mr. Laming served as Senior Vice President and portfolio manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, having joined that firm in January 1993. While at Kornitzer, Mr. Laming served as Chief Equity Strategist for the Buffalo Funds and was co-lead manager for all of the equity mutual funds at Buffalo, including the Buffalo Small Cap, Mid Cap, Large Cap, USA Global and Science & Technology funds. Previously, Mr. Laming served as a Senior Engineer at Martin Marietta in Denver, and served as a Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach. While an engineer, Mr. Laming’s work dealt primarily with spacecraft design. Mr. Laming also worked as a technology analyst with Waddell & Reed in Overland Park, Kansas. Mr. Laming is a Senior Member of the American Institute of Aeronautics and Astronautics and holds an MBA from Indiana University, a Master of Science in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a Bachelor of Science, with highest distinction, in Physics from the University of Kansas.

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James R. McBride is a co-portfolio manager of the Scout Small Cap Fund. Mr. McBride has served as a co-portfolio manager of the Fund since May 2010. Mr. McBride joined the Advisor in 2009. Prior to joining the Advisor, Mr. McBride co-founded and served as Vice President/portfolio manager of TrendStar Advisors, LLC from 2003-2009. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to co-found TrendStar Advisors, LLC in August 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett-Packard and subsidiary companies of Hewlett-Packard from 1989-2000. Mr. McBride earned a Bachelor of Science, with honors, in Mechanical Engineering from Wichita State University and an MBA in Finance from Indiana University. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers. He is a CFA® charterholder and a member of the Kansas City CFA Society.

Jason Votruba is a co-portfolio manager of the Scout Small Cap Fund. Mr. Votruba joined the Advisor in 2002 following previous employment providing investment advice at George K. Baum & Company from 2000-2002 and Commerce Bank from 1998-2000. Mr. Votruba has been serving as a portfolio manager of the Scout Small Cap Fund since his tenure with the Advisor began. Mr. Votruba earned his Bachelor of Science in Business Administration from Kansas State University. He is a CFA® charterholder and a member of the Kansas City CFA Society.

SCOUT LOW DURATION BOND FUND, SCOUT UNCONSTRAINED BOND FUND, SCOUT CORE BOND FUND AND SCOUT CORE PLUS BOND FUND

No portfolio manager is solely responsible for making recommendations for portfolio purchases and sales. Instead, all portfolio managers work together to develop investment strategies with respect to the Fixed Income Funds’ portfolio structure and issue selection. Portfolio strategy is reviewed weekly by all the portfolio managers. A staff of research analysts, traders and other investment professionals supports the portfolio managers.

Mark M. Egan is the lead portfolio manager of the Fixed Income Funds. Thomas M. Fink, Todd C. Thompson and Stephen T. Vincent are co-portfolio managers of the Fixed Income Funds. Mr. Egan joined the Advisor on November 30, 2010. He oversees the entire fixed income division of the Advisor, Reams Asset Management, and retains oversight over all investment decisions. Mr. Egan was a portfolio manager of Reams Asset Management Company, LLC (“Reams”) from April 1994 until November 2010 and was a portfolio manager of Reams Asset Management Company, Inc. from June 1990 until March 1994. Mr. Egan was a portfolio manager of National Investment Services until May 1990.

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Mr. Fink joined the Advisor on November 30, 2010. He was a portfolio manager at Reams from December 2000 until November 2010. Mr. Fink was previously a portfolio manager at Brandes Fixed Income Partners from 1999 until 2000, Hilltop Capital Management from 1997 until 1999, Centre Investment Services from 1992 until 1997 and First Wisconsin Asset Management from 1986 until 1992.

Mr. Thompson joined the Advisor on November 30, 2010. He was a portfolio manager at Reams from July 2001 until November 2010. Mr. Thompson was a portfolio manager at Conseco Capital Management from 1999 until June 2001 and was a portfolio manager at the Ohio Public Employees Retirement System from 1994 until 1999.

Mr. Vincent joined the Advisor on November 30, 2010. He was a portfolio manager at Reams from October 2005 until November 2010. Mr. Vincent was a senior fixed income analyst at Reams from September 1994 to October 2005.

Financial highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of operations of a Fund or any of its share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Effective after the close of business on April 21, 2011, the Frontegra Columbus Core Fund was reorganized into the Scout Core Bond Fund and the Frontegra Columbus Core Plus Fund was reorganized into the Scout Core Plus Bond Fund. As a result of the reorganization, the Scout Core Bond Fund carried forward the performance and accounting history of the Frontegra Columbus Core Fund, as the Frontegra Columbus Core Fund was the accounting survivor of the reorganization. Therefore, financial highlights information for the Scout Core Bond Fund for periods prior to the close of business on April 21, 2011 is that of the Frontegra Columbus Core Fund. Additionally, prior to the close of business on April 21, 2011, the Scout Core Plus Bond Fund had no investment operations. Therefore, as successor to the Frontegra Columbus Core Plus Fund, financial highlights information for the Scout Core Plus Bond Fund for periods prior to the close of business on April 21, 2011 is that of the Frontegra Columbus Core Plus Fund.

The financial highlights information for the Scout International Fund, Scout International Discovery Fund, Scout Stock Fund, Scout Mid Cap Fund and Scout Small Cap Fund for the periods ended prior to July 1, 2008 was audited by other auditors. The financial highlights information for the Scout Core Bond Fund and Scout Core Plus Bond Fund for the periods ended prior to July 1, 2010 was audited by other auditors. The information for the other periods of the Funds has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Annual Report, which is available upon request. No financial information is presented for the Scout Emerging Markets Fund and Scout Low Duration Bond Fund, as these Funds recently commenced investment operations.

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Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

SCOUT International Fund

(Formerly known as the UMB Scout WorldWide Fund)*

	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 33.70	$ 25.91	$ 23.13	$ 34.71	$ 36.35

Income from investment operations:
Net investment income	0.47	0.46	0.33	0.34	0.43
Net realized and unrealized gain (loss) on securities	(4.47)	7.80	2.79	(10.59)	(1.02)
Total from investment operations	(4.00)	8.26	3.12	(10.25)	(0.59)

Distributions from:
Net investment income	(0.46)	(0.47)	(0.34)	(0.35)	(0.45)
Net realized gain on securities	—	—	—	(0.98)	(0.60)
Total distributions	(0.46)	(0.47)	(0.34)	(1.33)	(1.05)
Net asset value, end of period	$ 29.24	$ 33.70	$ 25.91	$ 23.13	$ 34.71
Total return	(11.78)%	32.00%	13.41%	(29.17)%	(1.71)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$7,506	$ 8,440	$ 5,333	$ 3,423	$ 4,044
Ratio of expenses to average net assets	0.99%	0.94%	0.97%	1.02%	0.96%
Ratio of net investment income to average net assets	1.61%	1.50%	1.35%	1.56%	1.32%
Portfolio turnover rate	20%	13%	12%	16%	17%

•	Effective date of name change: October 31, 2006.

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SCOUT International Discovery Fund

(Fund Inception December 31, 2007)

	For the Years Ended June 30,				For the Period Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 10.25	$ 7.74	$ 6.95	$ 9.73	$ 10.00

Income from investment operations:
Net investment income	0.04	0.04	0.02	0.05	0.06
Net realized and unrealized gain (loss) on securities	(1.36)	2.51	0.80	(2.69)	(0.27)
Total from investment operations	(1.32)	2.55	0.82	(2.64)	(0.21)

Net investment income	(0.06)	(0.04)	(0.03)	(0.05)	(0.06)
Tax return of capital	(0.01)	—	—	—	—
Net realized gain on securities	—	—	—	(0.09)	—
Total distributions	(0.07)	(0.04)	(0.03)	(0.14)	(0.06)
Net asset value, end of period	$ 8.86	$ 10.25	$ 7.74	$ 6.95	$ 9.73
Total return	(12.86)%	32.91%	11.77%	(26.99)%	(2.09)%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 41	$ 23	$ 15	$ 12
Ratio of expenses to average net assets:
Net of waivers	1.60%	1.60%	1.60%	1.60%	1.60%(b)
Before waivers	1.86%	1.68%	1.93%	3.27%	3.35%(b)
Ratio of net investment income to average net assets:
Net of waivers	0.35%	0.46%	0.26%	0.94%	1.98%(b)
Before waivers	0.09%	0.38%	(0.07)%	(0.73)%	0.23%(b)
Portfolio turnover rate	40%	26%	26%	15%	12%(a)

(a)	Not annualized.
(b)	Annualized.

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SCOUT GLOBAL EQUITY Fund (Fund Inception June 30, 2011)

For the Year Ended June 30, 2012
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized loss on securities	(0.71)
Total from investment operations	(0.65)

Distributions from:
Net investment income	(0.06)
Net asset value, end of period	$ 9.29
Total return	(6.46)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 5
Ratio of expenses to average net assets:
Net of waivers	1.40%
Before waivers	5.25%
Ratio of net investment income (loss) to average net assets:
Net of waivers	0.70%
Before waivers	(3.15)%
Portfolio turnover rate	168%

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SCOUT STOCK Fund

	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 13.56	$ 10.61	$ 9.96	$ 12.98	$ 15.23

Income from investment operations:
Net investment income	0.16	0.14	0.10	0.11	0.16
Net realized and unrealized gain (loss) on securities	(0.16)	2.95	0.65	(2.88)	(0.50)
Total from investment operations	—	3.09	0.75	(2.77)	(0.34)

Distributions from:
Net investment income	(0.15)	(0.14)	(0.10)	(0.11)	(0.15)
Net realized gain on securities	—	—	—	(0.14)	(1.76)
Total distributions	(0.15)	(0.14)	(0.10)	(0.25)	(1.91)
Net asset value, end of period	$ 13.41	$ 13.56	$ 10.61	$ 9.96	$ 12.98
Total return	0.03%	29.13%	7.50%	(21.34)%	(3.14)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 112	$ 100	$ 105	$ 90
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers and reimbursements	1.00%	0.93%	0.96%	0.94%	0.93%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	1.05%	1.02%	0.86%	1.13%	1.08%
Before waivers and reimbursements	0.95%	0.99%	0.80%	1.09%	1.05%
Portfolio turnover rate	117%	74%	69%	46%	77%

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SCOUT MID CAP Fund
(Fund Inception October 31, 2006)
	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 14.68	$ 10.39	$ 8.30	$ 11.28	$ 12.01

Income from investment operations:
Net investment income	0.09	0.07	0.04	0.02	—
Net realized and unrealized gain (loss) on securities	(0.86)	4.88	2.09	(2.98)	0.17
Total from investment operations	(0.77)	4.95	2.13	(2.96)	0.17

Distributions from:
Net investment income	(0.08)	(0.06)	(0.04)	(0.02)	—
Tax return of capital	—	—	—	—	(0.07)
Net realized gain on securities	(0.58)	(0.60)	—	—	(0.83)
Total distributions	(0.66)	(0.66)	(0.04)	(0.02)	(0.90)
Net asset value, end of period	$ 13.25	$ 14.68	$ 10.39	$ 8.30	$ 11.28
Total return	(4.94)%	48.34%	25.61%	(26.27)%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 1,241	$ 518	$ 156	$ 56	$ 44
Ratio of expenses to average net assets:
Net of reimbursements	1.06%	1.04%	1.13%	1.40%	1.40%
Before reimbursements	1.06%	1.04%	1.10%	1.39%	1.31%
Ratio of net investment income (loss) to average net assets:
Net of reimbursements	0.71%	0.71%	0.40%	0.35%	(0.49)%
Before reimbursements	0.71%	0.71%	0.43%	0.36%	(0.40)%
Portfolio turnover rate	217%	195%	184%	360%	415%

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SCOUT SMALL CAP Fund

	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 16.88	$ 12.06	$ 10.98	$ 16.11	$ 18.91

Income from investment operations:
Net investment income (loss)	0.02	(0.04)	(0.06)	(0.04)	—
Net realized and unrealized gain (loss) on securities	(1.08)	4.86	1.14	(5.09)	(1.40)
Total from investment operations	(1.06)	4.82	1.08	(5.13)	(1.40)

Distributions from:
Net realized gain on securities	—	—	—	—	(1.40)
Net asset value, end of period	$ 15.82	$ 16.88	$ 12.06	$ 10.98	$ 16.11
Total return	(6.28)%	39.97%	9.84%	(31.84)%	(7.90)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 317	$ 379	$ 476	$ 674
Ratio of expenses to average net assets	1.12%	1.03%	1.06%	1.08%	1.01%
Ratio of net investment income (loss) to average net assets	0.09%	(0.21)%	(0.41)%	(0.36)%	(0.45)%
Portfolio turnover rate	38%(a)	63%	358%	327%	226%

(a)	The denominator in the portfolio turnover calculation does not include the value of securities previously owned by TrendStar Small Cap, which was reorganized into the Small Cap Fund effective as of the close of business on September 30, 2011.

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SCOUT UNCONSTRAINED BOND Fund (Fund Inception September 29, 2011)

For the Period Ended June 30, 2012
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income	0.35
Net realized and unrealized gain on securities	1.22
Total from investment operations	1.57

Distributions from:
Net investment income	(0.37)
Net realized gain on securities	(0.18)
Total distributions	(0.55)
Net asset value, end of period	$ 11.02
Total return	16.23%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 33
Ratio of expenses to average net assets:
Net of waivers	0.99%(b)
Before waivers	1.62%(b)
Ratio of net investment income to average net assets:
Net of waivers	3.60%(b)
Before waivers	2.97%(b)
Portfolio turnover rate	224%(a)

(a)	Not annualized.
(b)	Annualized.

89

SCOUT Core BOND Fund – INSTITUTIONAL CLASS*

	For the Years Ended June 30,
	2012	2011	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$ 11.31	$ 11.09	$ 9.94	$ 9.86	$ 9.56

Income from investment operations:
Net investment income	0.20	0.25	0.38(b)	0.69	0.46
Net realized and unrealized gain on securities	0.71	0.26	1.15	0.08	0.29
Total from investment operations	0.91	0.51	1.53	0.77	0.75

Distributions from:
Net investment income	(0.22)	(0.29)	(0.38)	(0.69)	(0.45)
Net realized gain on securities	(0.39)	—	—	—	—
Total distributions	(0.61)	(0.29)	(0.38)	(0.69)	(0.45)
Net asset value, end of period	$ 11.61	$ 11.31	$ 11.09	$ 9.94	$ 9.86
Total return	8.24%	4.54%	15.60%	8.64%	7.89%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 170	$ 144	$ 66	$ 51	$ 100
Ratio of expenses to average net assets:
Net of waivers	0.40%	0.38%	0.35%	0.35%	0.30%
Before waivers	0.67%	0.64%	0.72%	0.69%	0.66%
Ratio of net investment income to average net assets:
Net of waivers	1.69%	2.09%	3.60%	6.72%	4.65%
Before waivers	1.42%	1.83%	3.23%	6.38%	4.29%
Portfolio turnover rate	586%	564%	1,063%	414%	965%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Fund, which was reorganized into the Scout Funds family as the Scout Core Bond Fund – Institutional Class as of the close of business on April 21, 2011.
(a)	In connection with the reorganization of the Frontegra Columbus Core Fund into the Scout Core Bond Fund – Institutional Class, a conversion factor of 1.04 was applied to the June 30, 2010 through June 30, 2007 per share amounts to properly reflect the historical performance of the Fund. See Note 3 in the Notes to Financial Statements in the Fund’s Annual Report for the period ended June 30, 2012.
(b)	Per share net investment income has been calculated using the daily average share method.

90

SCOUT CORE BOND FUND– CLASS Y

(Class Inception April 21, 2011)
	For the Year Ended June 30,	For the Period Ended June 30,
	2012	2011
Net asset value, beginning of period	$ 11.30	$ 11.19

Income from investment operations:
Net investment income	0.18	0.04
Net realized and unrealized gain on securities	0.71	0.11
Total from investment operations	0.89	0.15

Distributions from:
Net investment income	(0.19)	(0.04)
Net realized gain on securities	(0.39)	—
Total distributions	(0.58)	(0.04)
Net asset value, end of period	$ 11.61	$ 11.30
Total return	8.06%	1.33%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3
Ratio of expenses to average net assets:
Net of waivers	0.57%	0.80%(b)
Before waivers	0.84%	0.96%(b)
Ratio of net investment income to average net assets:
Net of waivers	1.52%	1.25%(b)
Before waivers	1.25%	1.09%(b)
Portfolio turnover rate	586%	564%(a)

(a)	Not annualized.
(b)	Annualized.
91

SCOUT Core Plus BOND Fund – INSTITUTIONAL CLASS *

	For the Years Ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$ 31.97	$ 32.70	$ 30.40	$ 30.73	$ 30.40

Income from investment operations:
Net investment income	0.76	1.08	1.84	2.50	1.48
Net realized and unrealized gain on securities	2.51	0.73	3.80	0.16	0.61
Total from investment operations	3.27	1.81	5.64	2.66	2.09

Distributions from:
Net investment income	(0.92)	(1.31)	(1.90)	(2.33)	(1.49)
Net realized gain on securities	(1.29)	(1.23)	(1.44)	(0.66)	(0.27)
Total distributions	(2.21)	(2.54)	(3.34)	(2.99)	(1.76)
Net asset value, end of period	$ 33.03	$ 31.97	$ 32.70	$ 30.40	$ 30.73
Total return	10.61%	5.80%	19.12%	10.52%	6.92%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 398	$ 414	$ 397	$ 434
Ratio of expenses to average net assets:
Net of waivers	0.40%	0.38%	0.35%	0.35%	0.30%
Before waivers	0.56%	0.50%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets:
Net of waivers	2.25%	3.34%	5.49%	8.82%	4.87%
Before waivers	2.09%	3.22%	5.35%	8.68%	4.68%
Portfolio turnover rate	593%	623%	1,006%	424%	1,093%

•	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund – Institutional Class, which was reorganized into the Scout Funds Family as the Scout Core Plus Bond Fund – Institutional Class as of the close of business on April 21, 2011.

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SCOUT Core Plus BOND Fund – CLASS Y
(Class Inception November 12, 2009)*
	For the Years Ended June 30,		For the Period Ended June 30,
	2012	2011	2010
Net asset value, beginning of period	$ 31.98	$ 32.69	$ 33.08

Income from investment operations:
Net investment income	0.80	0.59	0.98
Net realized and unrealized gain on securities	2.39	1.10	1.30
Total from investment operations	3.19	1.69	2.28

Distributions from:
Net investment income	(0.85)	(1.17)	(1.23)
Net realized gain on securities	(1.29)	(1.23)	(1.44)
Total distributions	(2.14)	(2.40)	(2.67)
Net asset value, end of period	$ 33.03	$ 31.98	$ 32.69
Total return	10.34%	5.41%	7.33%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 6	$ 4
Ratio of expenses to average net assets:
Net of waivers	0.57%	0.78%	0.75%(b)
Before waivers	0.73%	0.90%	0.89%(b)
Ratio of net investment income to average net assets:
Net of waivers	2.09%	2.90%	4.12%(b)
Before waivers	1.93%	2.78%	3.98%(b)
Portfolio turnover rate	593%	623%	1,006%(a)

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund – Class Y, which was reorganized into the Scout Funds Family as the Scout Core Plus Bond Fund – Class Y as of the close of business on April 21, 2011.
(a)	Not annualized.
(b)	Annualized.
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Before You Invest

Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Account Registration. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•	IRAs and other tax-deferred accounts. The Funds offer a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

For the Scout International, Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Small Cap, Low Duration Bond and Unconstrained Bond Funds:

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

94

For the Scout Core Bond and Core Plus Bond Funds:

	Class Y		Institutional Class
Type of Account	Initial Minimum Purchase	Additional Minimum Purchase	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100	$100,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100	$100,000	$100
Gifts to Minors (UGMA/UTMA)	$250	$100	$100,000	$100
Automatic Investment Plan	$100	$50	$100,000	$50
Exchanges	$1,000	$1,000	$100,000	$1,000

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums.

Determining Your Share Price. The price at which you purchase and redeem a Fund’s shares is called the Fund’s NAV. A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for unrestricted trading. The NYSE is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds’ transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on pages 97 - 101). Additional requirements for “good order” can be found in the “Customer Identification Program” section of this Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early, or, in the case of the Fixed Income Funds, when the Federal Reserve Banks of New York or Kansas City close early, when the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers close early or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”). The Board may, for any business day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

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Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, are valued by an independent pricing service. If a security purchased on behalf of a Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

In addition, the fair value procedures are also used to limit a Fund’s possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of a Fund’s shares (as further described in the “Arbitrage market timing” section). For example, if a Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign market closes, the Advisor will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the market value of the foreign security at the time that the Fund calculates its NAV. Likewise, if a Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the market value of that thinly traded security. If the Advisor determines that the price at the foreign market close does not accurately reflect the market value of the foreign security when a Fund calculates its NAV or that the closing price of the thinly traded security does not accurately reflect the market value of the security at the time a Fund calculates its NAV, the Advisor will take steps to determine the fair value of the security.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

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If a Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair value of a security, it is possible that the fair value determined by the Advisor will not exactly match the market price of the security when the security is sold by a Fund.

Rule 12b-1 Plan. Class Y shares of the Scout Core Bond and Core Plus Bond Funds have a Distribution Plan, sometimes known as a Rule 12b-1 plan, that allows the Scout Core Bond and Core Plus Bond Funds to pay distribution fees of up to 0.25% per year to those who sell and distribute Class Y shares of the Scout Core Bond and Core Plus Bond Funds. Because these fees are paid out of Class Y’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Financial Services Companies” below for more details.

To Open An Account Or Buy Additional Shares Directly From The Funds, Just Follow These Steps:

To open an account

By mail:

•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.

•	Make your check payable to the “Scout Funds.” The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

Mail your application and check to:

Scout Funds

P.O. Box 1241

Milwaukee, WI 53201-1241

By overnight courier, send to:

Scout Funds

803 West Michigan Street

Milwaukee, WI 53233-2301

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By telephone:

You may not make your initial purchase by telephone.

By wire:

•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

•	Send your investment to UMB with these instructions:

UMB Bank, n.a.

ABA# 101000695

For Credit to the Scout Funds

A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:

Visit the Funds’ web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

To Add to an Account

By mail:

•	Complete the investment slip that is included in your account statement and write your account number on your check.

•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:

Scout Funds

P.O. Box 1241

Milwaukee, WI 53201-1241

By overnight courier, send to:

Scout Funds

803 West Michigan Street

Milwaukee, WI 53233-2301

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By telephone:

•	You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:

Send your investment to UMB by following the instructions listed in the column to the left.

Online:

Visit the Funds’ web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice. A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity. The Funds have designated an Anti-Money Laundering compliance officer.

Automatic Investment Plan (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 for shares of the Scout International, Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Small Cap, Low Duration Bond and Unconstrained Bond Funds, and for Class Y shares of the Scout Core Bond and Core Plus Bond Funds ($100,000 in the case of Institutional Class shares for the Scout Core Bond and Core Plus Bond Funds) and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

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Additional Purchase Information

•	The Funds do not issue certificates for shares.

•	If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Funds or the Transfer Agent. A Fund may redeem shares you own in its or another identically registered Scout Fund account as reimbursement for any such losses.

•	You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Funds will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs them to do so.

•	The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•	The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies. In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale. UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services companies should contact their account officers for appropriate purchase instructions. Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in this Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies . To the extent that the financial services companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Funds’ service providers, the Funds bear a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Funds. The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds. This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered. For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Funds. The amount of the payments to different financial services companies may be different. The aggregate amount of these additional payments could be substantial. These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments. The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

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Selling Shares

When you purchase your shares directly from the Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Funds’ records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Funds wait for funds to become available).

By Mail

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

•	Include a Medallion signature guarantee, if necessary (see page 103).

•	Send your request to:

Regular Mail

Scout Funds

P.O. Box 1241

Milwaukee, WI 53201-1241

Overnight Courier

Scout Funds

803 West Michigan Street

Milwaukee, WI 53233-2301

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By Telephone

•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

Online

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

Systematic Withdrawal Plan (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•	If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•	The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption. Additional information is provided in the SAI.
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•	Under certain circumstances, a Fund may pay your redemption “in-kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•	In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

•	The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees

The Funds will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form); or

•	if a change of address request has been received by the Transfer Agent within the last 60 days.

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A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

Exchanging Shares

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. For the Scout Core Bond and Core Plus Bond Funds, the minimum amount you may exchange is $1,000 for Class Y shares and $100,000 for Institutional Class shares (or the initial minimum investment requirement); except that shareholders who owned shares of the Scout Core Bond Fund (previously called Scout Bond Fund) at the time the Frontegra Columbus Core Fund was reorganized into the Scout Core Bond Fund are subject to the Class Y minimums. For all other Funds, the minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•	You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange; and

•	You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

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Automatic Exchanges

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Market Timing

The Funds are not to be used as vehicles for short-term trading or market timing, and therefore, the Funds will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Funds as engaging in a pattern of frequent trading potentially injurious to the Funds. “Frequent trading potentially injurious to the Funds” is a sale or exchange of Fund shares exceeding a designated monetary threshold within a designated number of days of the purchase of such Fund shares.

The Funds believe that frequent trading strategies or market timing may adversely affect the Funds and their shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of a Fund’s portfolio, materially increase a Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Funds’ Board has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Funds reserve the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Funds maintain surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a designated time period are examined. To the extent that transactions exceeding the monetary threshold within a designated time period are identified, the Funds will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Funds may modify their surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Funds’ long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans or certain asset allocation program transactions, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect a Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Funds’ President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

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The portfolio securities of a Fund may make the Fund more susceptible to frequent trading or market timing strategies. Some foreign securities in which a Fund has authority to invest or some thinly traded securities in which a Fund may invest could subject the Fund to “arbitrage market timing,” as described below.

Market timing through financial intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Funds monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading with respect to customers of financial intermediaries. In certain circumstances, the Funds may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Funds’ policies. In those instances the Funds may not require the financial intermediary to enforce the Funds’ policies. Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds. However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage market timing. To the extent a Fund invests in foreign securities that are traded on foreign exchanges or securities that are thinly traded, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, a Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if a Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Funds have procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate market value of the security.

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Making Changes To Your Account

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

Retirement and savings Account Options

The Funds offer a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Funds currently offer the following kinds of retirement plans and savings account:

• Traditional IRA (including spousal IRA)

• Rollover IRA

• Roth IRA

• SEP-IRA

• Coverdell Education Savings Account

ACH Transactions

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

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Automated Telephone Service

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

Web Site

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds’ web site at scoutfunds.com.

In addition, you may enroll on the Funds’ web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Funds online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds’ web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds’ web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Funds, their Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, their Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Shareholder Communications

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

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Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Funds in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Funds reserve the right to deny your ability to refute a transaction if you fail to notify the Funds within such 90 day time period.

Semi-Annual and Annual Reports. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Funds’ portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds’ performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Funds’ web site.

Householding

To help lower the Funds’ expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

Transactions Through Financial Services Agents and Sub-agents

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds’ behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Scout International, Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap and Small Cap Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends semi-annually, usually in June and December.

The Fixed Income Funds expect to declare a dividend equal to substantially all of their net investment income every business day, and distribute accumulated dividends to shareholders monthly.

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

Annual Statements. Each year, the Funds will send you annual statements (Forms 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statements, the Funds make every effort to reduce the number of corrected forms mailed to shareholders. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” To avoid “buying a dividend,” check a Fund’s distribution schedule before you invest by calling 1-800-996-2862.

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Taxes

Fund Distributions . Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. For taxable years beginning before January 1, 2013, unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent, a portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fixed Income Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Funds are anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Your gain or loss is calculated by subtracting from the gross proceeds from such sale or redemption your cost basis. For Fund shares acquired on or after January 1, 2012 (“covered shares”) and disposed of after that date, the cost basis of your shares will be reported to you and the IRS. Cost basis will be calculated using the Funds’ default method of first-in, first-out, unless you instruct the Funds to use a different calculation method. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. Investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the IRS of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on payments of U.S. source income made to shareholders that are “foreign financial institutions” or certain “non-financial foreign entities.” For more information, please see the description of FATCA in the Funds’ SAI.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

The following information is not part of the Prospectus.

THE Scout Funds Privacy POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

Information We Collect

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

Information We Disclose

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

Confidentiality and Security

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

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Scout Funds

International Fund (UMBWX)

Emerging Markets Fund (SEMFX)

International Discovery Fund (UMBDX)

Global Equity Fund (SCGLX)

Stock Fund (UMBSX)

Mid Cap Fund (UMBMX)

Small Cap Fund (UMBHX)

Low Duration Bond Fund (SCLDX)

Unconstrained Bond Fund (SUBFX)

Core Bond Fund

Institutional Class (SCCIX)

Class Y (SCCYX)

Core Plus Bond Fund

Institutional Class (SCPZX)

Class Y (SCPYX)

Investment Advisor

Scout Investments, Inc.

Kansas City, Missouri

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

Milwaukee, Wisconsin

Legal Counsel

Stradley Ronon Stevens & Young, LLP

Philadelphia, Pennsylvania

Custodian

UMB Bank, n.a.

Kansas City, Missouri

Distributor

UMB Distribution Services, LLC

Milwaukee, Wisconsin

Transfer Agent

UMB Fund Services, Inc.

Milwaukee, Wisconsin

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Additional Information

The SAI contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ Annual and Semi-Annual Reports to shareholders contain additional information about the Funds’ investments. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. As of October 31, 2012, Annual and Semi-Annual Reports were not available for the Scout Emerging Markets and Low Duration Bond Funds because these Funds recently commenced investment operations.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at scoutfunds.com. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

Scout FundS

P.O. Box 1241

Milwaukee, WI 53201-1241

1-800-996-2862

scoutfunds@scoutinv.com

scoutfunds.com

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

SEC Registration Number

811-09813 Scout Funds

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PART B

SCOUT FUNDS

Scout International Fund (UMBWX)

Scout Emerging Markets Fund (SEMFX)

Scout International Discovery Fund (UMBDX)

Scout Global Equity Fund (SCGLX)

Scout Stock Fund (UMBSX)

Scout Mid Cap Fund (UMBMX)

Scout Small Cap Fund (UMBHX)

Scout Low Duration Bond Fund (SCLDX)

Scout Unconstrained Bond Fund (SUBFX)

Scout Core Bond Fund

Institutional Class (SCCIX)

Class Y (SCCYX)

Scout Core Plus Bond Fund

Institutional Class (SCPZX)

Class Y (SCPYX)

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with the joint Scout Funds’ current Prospectus dated October 31 , 2012 (which offers the Scout International, Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Small Cap, Low Duration Bond, Unconstrained Bond, Core Bond and Core Plus Bond Funds). To obtain a free copy of the Prospectus or any Annual or Semi-Annual Report to shareholders of a Fund, please call Scout Funds toll-free at 1-800-996-2862.

The audited financial statements of the Scout International, International Discovery, Global Equity, Stock, Mid Cap, Small Cap, Unconstrained Bond, Core Bond and Core Plus Bond Funds are incorporated into this SAI by reference to the Annual Report of Scout Funds (File No. 811-09813) filed with the U.S. Securities and Exchange Commission (“SEC”) and consist of the following:

1.	Schedules of Investments at June 30, 2012;
2.	Statements of Assets and Liabilities at June 30, 2012;
3.	Statements of Operations for the Year Ended June 30, 2012;
4.	Statements of Changes in Net Assets for the Years Ended June 30, 2012 and June 30, 2011;
5.	Financial Highlights;
6.	Notes to Financial Statements; and
7.	Report of Independent Registered Public Accounting Firm for the Annual Report dated June 30, 2012.

As of October 31, 2012, Annual and Semi-Annual Reports were not available for the Scout Emerging Markets and Low Duration Bond Funds because these Funds recently commenced investment operations.

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

TABLE OF CONTENTS

Page

INTRODUCTION	1
INVESTMENT POLICIES AND RISKS	1
Ability to Change Investment Objectives and Policies	1
Diversification	1
Scout International Fund	1
Scout Emerging Markets Fund	8
Scout International Discovery Fund	18
Scout Global Equity Fund	26
Scout Stock Fund	34
Scout Mid Cap Fund	42
Scout Small Cap Fund	49
Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund	56
INVESTMENT RESTRICTIONS	79
PORTFOLIO TRANSACTIONS	82
PURCHASE, REDEMPTION AND PRICING OF SHARES	85
DISCLOSURE OF PORTFOLIO HOLDINGS	88
DIVIDENDS, DISTRIBUTIONS AND TAXES	89
INVESTMENT ADVISOR	103
PORTFOLIO MANAGERS	106
OFFICERS AND TRUSTEES	112
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES	119
ADMINISTRATOR AND FUND ACCOUNTANT	122
DISTRIBUTOR	123
TRANSFER AGENT	123
CUSTODIAN	123
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	123
FUND COUNSEL	124
GENERAL INFORMATION AND HISTORY	124
FIXED INCOME SECURITIES RATINGS	126
STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES RATINGS	131

INTRODUCTION

The investment companies within Scout Funds are series of Scout Funds, a Delaware statutory trust (the “Trust”). The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each separate series of the Trust (referred to as a “Fund” or, collectively, as the “Funds”) operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis. Each of the Scout Core Bond and Core Plus Bond Funds issues two separate classes of shares: Institutional Class shares and Class Y shares. Each Fund’s investment advisor is Scout Investments, Inc., a Missouri corporation (the “Advisor”), which is a wholly-owned subsidiary of UMB Financial Corporation. Effective July 1, 2009, the Trust’s name was changed to “Scout Funds.”

This SAI supplements the information contained in the Prospectus for the Funds. The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares. This SAI contains additional information about the operation of the Funds, including additional information about:

•	Investment Policies;
•	Risk Factors; and
•	Investment Restrictions.

INVESTMENT POLICIES AND RISKS

Ability to Change Investment Objectives and Policies

The Funds’ investment objectives and policies are matters of non-fundamental policy, which means that the Board of Trustees of the Trust (the “Board”) can modify these investment objectives and policies without obtaining the approval of shareholders. By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders. If the Board approves a change in a Fund’s investment objective, shareholders will be given written notice of the change prior to its implementation. Each Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

All of the Funds are classified under the 1940 Act as “diversified” funds. Under the 1940 Act, if a fund is classified as a diversified fund, it means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer. A Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Funds intend to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

Scout International Fund

The following information supplements the discussion of the Scout International Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

To seek its objective of long-term growth of capital and income, the Scout International Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (for example, common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”)) of established companies either located outside the U.S. or whose primary business is carried on outside the U.S.

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The Fund may invest directly in foreign securities or indirectly by purchasing shares of REITs, or through the purchase of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or International Depositary Receipts (“IDRs”), in bearer form, which are designed for use in European and other securities markets.

The Fund diversifies its investments among various countries and a number of different industries. Generally, the Fund does not intend to invest more than 25% of its net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Fund normally invests its assets in at least three foreign countries. In addition, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing countries or emerging markets. The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

I n addition to equity securities, the Fund is authorized to invest, to a limited extent, in fixed income securities of worldwide companies as described above, such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s Investors Service, Inc. (“Moody’s”) or a BBB- or higher rating by Standard & Poor’s Ratings Group (“S&P®”) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB- or Baa are considered to have speculative characteristics. The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks . Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

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ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter (“OTC”). While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation (“FDIC”) or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

3

Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchanges. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights . The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offerin g.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

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Illiquid and Restricted Securities . The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”) and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies. The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Fixed Income Securities . Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in domestic fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A). While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB- are considered to have speculative characteristics.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

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Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Risk Factors Applicable to Foreign Investments. The Fund primarily invests in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions in a certain region can affect securities of other countries whose economies appear to be unrelated. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The Fund also may invest in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

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The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

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Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives. However, the Fund does not presently intend to engage in such lending.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout Emerging Markets Fund

The following information supplements the discussion of the Scout Emerging Markets Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

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To seek its objective of long-term growth of capital, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market companies. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies, REITs or exchange-traded funds (“ETFs”), or through the purchase of ADRs, EDRs, IDRs or GDRs. The equity securities in which the Fund may invest also include preferred stocks, convertible securities, rights and warrants.

The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal circumstances, the Fund will invest in issuers located in at least five different countries. The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

The Fund also is authorized to purchase fixed income securities such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit. The Fund is also authorized to invest in fixed income securities of worldwide companies as described above. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB- or Baa are considered to have speculative characteristics. The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks.   Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

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ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Money Market Investments .  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

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Currency Transactions.   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks.   Preferred stocks also are equity securities.  Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights.   The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Fixed Income Securities .  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in domestic fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A). While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB- are considered to have speculative characteristics.

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Convertible Securities.   Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.  The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities .  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.   A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act, and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs.   To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, such as mutual funds or ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies.  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

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REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Securities Lending .  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Risk Factors Applicable to Foreign Investments. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions in a certain region can affect securities of other countries whose economies appear to be unrelated. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

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Risk Factors Applicable to Emerging Market or Developing Market Investments. The Fund primarily invests in companies located in emerging market or developing market countries. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks include, among others (i) less social, political and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political or social events in such countries.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

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Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund’s securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund’s shareholders.

Liquidity Risk Factors. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

Mid Cap and Small Cap Company Risk Factors. While mid cap and small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid and small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small cap companies to changing economic conditions. In addition, mid and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

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Focus Risk Factors. The greater the Fund’s exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact the performance of that investment will have on the Fund’s performance. To the extent the Fund has greater exposure to any single type of investment, the Fund’s potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

The Fund’s exposure to such industries, sectors, regions and other investments may also arise indirectly through the Fund’s investments in debt securities that are secured by such investments. Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund’s investments are located in the same geographical region or subject to the same risks or concerns.

Value Investing Risk Factors. Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Factors. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund’s returns.

Portfolio turnover is affected by factors within and outside the control of the Fund and the Advisor. The Advisor’s investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the Advisor using a more active trading strategy than it might have otherwise pursued. The Advisor will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the Advisor that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities. The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes “sales” of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Management Risk Factors. The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

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Risk Factors Applicable to Depositary Receipts. Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities. An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

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Risk Factors Applicable to Investment Companies (including ETFs). To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives. However, the Fund does not presently intend to engage in such lending.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout International Discovery Fund

The following information supplements the discussion of the Scout International Discovery Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

To seek its objective of long-term growth of capital, the Scout International Discovery Fund normally invests in a diversified portfolio of equity securities (for example, common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and REITs) of small/mid cap companies either located outside the U.S. or whose primary business is carried on outside the U.S. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

The Fund may invest directly in foreign securities or indirectly by purchasing shares of REITs, or through the purchase of ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets.

The Fund diversifies its investments among various countries and a number of different industries. Generally, the Fund does not intend to invest more than 35% of its net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Fund normally invests its assets in at least three foreign countries. In addition, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing countries or emerging markets. The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging markets or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

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The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, the Fund is authorized to invest, to a limited extent, in fixed income securities of worldwide companies as described above, such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB- or Baa are considered to have speculative characteristics. The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks . Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

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Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

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The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchanges. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights . The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

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Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies. The Fund may, however, invest more broadly in money market mutual funds as permitted under the 1940 Act. In addition, the Fund may invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs. The Fund may invest up to 5% of its net assets in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Fixed Income Securities . Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in domestic fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A). While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB- are considered to have speculative characteristics.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

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Risk Factors Applicable to Foreign Investments. The Fund primarily invests in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions in a certain region can affect securities of other countries whose economies appear to be unrelated. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The Fund also may invest in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

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Mid Cap and Small Cap Company Risk Factors . While mid cap and small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid and small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small cap companies to changing economic conditions. In addition, mid and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Value Investing Risk Factors. Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

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With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives. However, the Fund does not presently intend to engage in such lending .

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Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout Global Equity Fund

The following information supplements the discussion of the Scout Global Equity Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

To seek its objective of long-term growth of capital, the Scout Global Equity Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies (including ETFs) and REITs, or through the purchase of depositary receipts (such as ADRs, EDRs, IDRs or GDRs). The equity securities in which the Fund may invest also include preferred stocks, convertible securities, rights and warrants.

The Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may from time to time emphasize its investments in U.S. equity securities. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (one of which may be the U.S.). The Fund may achieve global exposure through investments in U.S. companies that have global operations. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The Fund will not invest more than 20% of its net assets in companies located in developing countries or emerging markets. The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

The Fund also is authorized to purchase fixed income securities such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit. The Fund is also authorized to invest in fixed income securities of worldwide companies as described above. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P ® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB- or Baa are considered to have speculative characteristics. The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Advisor will review such securities and determine appropriate action to take with respect to such securities.

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In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks.  Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;
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(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

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Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in domestic fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A). While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB- are considered to have speculative characteristics.

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.  The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities .  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.   A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act, and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs.  To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

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Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, such as mutual funds or ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies.  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

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Risk Factors Applicable to Foreign Investments. Under normal circumstance, the Fund invests in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions in a certain region can affect securities of other countries whose economies appear to be unrelated. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The Fund also may invest in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

Mid Cap and Small Cap Company Risk Factors . While mid cap and small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid and small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small cap companies to changing economic conditions. In addition, mid and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

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Focus Risk Factors . The greater the Fund’s exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact the performance of that investment will have on the Fund’s performance. To the extent the Fund has greater exposure to any single type of investment, the Fund’s potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

The Fund’s exposure to such industries, sectors, regions and other investments may also arise indirectly through the Fund’s investments in debt securities that are secured by such investments. Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund’s investments are located in the same geographical region or subject to the same risks or concerns.

Value Investing Risk Factors . Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors . Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Factors . High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund’s returns.

Portfolio turnover is affected by factors within and outside the control of the Fund and the Advisor. The Advisor’s investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the Advisor using a more active trading strategy than it might have otherwise pursued. The Advisor will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the Advisor that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities. The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes “sales” of called bonds by the Fund and the subsequent purchase of replacement investments.

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In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

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Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs). To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives. However, the Fund does not presently intend to engage in such lending.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout Stock Fund

The following information supplements the discussion of the Scout Stock Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

To seek its objective of long-term growth of capital and income, the Scout Stock Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. Any change in the Fund’s policy of investing 80% of its net assets in common stocks may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies (including ETFs) and REITs, or through the purchase of depositary receipts (such as ADRs, EDRs, IDRs or GDRs). In addition to common stocks, the Fund is authorized to invest, to a more limited extent, in preferred stocks, including, convertible securities, rights and warrants.

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The Fund may have exposure to international markets through its investment in larger U.S. companies that have significant international operations, and may also invest directly or indirectly in foreign companies, but does not expect to invest more than 20% of its net assets in foreign companies, including those located in developing countries or emerging markets. The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

In addition to equity securities, the Fund is authorized to invest, to a limited extent, in high grade fixed income securities, such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit.

Common Stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts . The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Money Market Investments . The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

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(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred Stocks. Preferred stocks are also equity securities. Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

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Fixed Income Securities . Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A).

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities . The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs. To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

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Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, such as mutual funds or ETFs, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies. The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Securities Lending . In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Risk Factors Applicable to Foreign Investments. From time to time, the Fund may invest in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

The Fund’s investments in foreign companies may include investments in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

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The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

Value Investing Risk Factors . Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors . Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Factors . High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund’s returns.

Portfolio turnover is affected by factors within and outside the control of the Fund and the Advisor. The Advisor’s investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the Advisor using a more active trading strategy than it might have otherwise pursued. The Advisor will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

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Factors wholly outside the control of the Advisor that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities. The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes “sales” of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

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Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs). To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives. However, the Fund does not presently intend to engage in such lending.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

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Scout Mid Cap Fund

The following information supplements the discussion of the Scout Mid Cap Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

The Scout Mid Cap Fund’s investment objective is long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid cap equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Mid cap equity securities are securities issued by companies that, at the time of the investment, have a market capitalization of between $1.5 billion and $17 billion, as defined by the Advisor. The Fund’s benchmark is the Russell Midcap Index. The targeted market capitalization range of the Fund is designed to approximate the market capitalization range of the benchmark, not duplicate it. The definition of a mid cap stock may change at any time, with Board approval, if the Advisor determines the current mid cap range ($1.5 billion to $17 billion) becomes inappropriate for a mid cap equity fund.

The equity securities in which the Fund may invest include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and REITs. The Fund will primarily invest in U.S. companies, but may invest up to 20% of its assets in foreign companies, including those located in developing countries or emerging markets, and depositary receipts (such as ADRs, EDRs, IDRs or GDRs). The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

In addition to equity securities, the Fund is authorized to invest, to a limited extent, in high grade fixed income securities, such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit.

Common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments . The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

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(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

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Illiquid and Restricted Securities . The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs. To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies. The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

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Fixed Income Securities . Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A).

Depositary Receipts . The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Securities Lending . In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

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In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Mid Cap Company Risk Factors . While mid cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid cap companies to changing economic conditions. In addition, mid cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Portfolio Turnover Risk Factors . High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund’s returns.

Portfolio turnover is affected by factors within and outside the control of the Fund and the Advisor. The Advisor’s investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the Advisor using a more active trading strategy than it might have otherwise pursued. The Advisor will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the Advisor that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities. The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes “sales” of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Value Investing Risk Factors. Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

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Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Foreign Investments. From time to time, the Fund may invest in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

The Fund’s investments in foreign companies may include investments in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

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The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs). To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

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With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout Small Cap Fund

The following information supplements the discussion of the Scout Small Cap Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

The Scout Small Cap Fund’s investment objective is long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of small cap equity securities. Small cap equity securities are those securities issued by companies that, at the time of the investment, have a market capitalization of $3 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

The equity securities in which the Fund may invest include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and REITs. The Fund will primarily invest in U.S. companies, but may invest up to 10% of its assets in foreign companies, including those located in developing countries or emerging markets, and depositary receipts (such as ADRs, EDRs, IDRs or GDRs). The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund is also authorized to purchase fixed income securities, such as corporate bonds, U.S. government issues such as treasury bills, treasury notes and treasury bonds, or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit. The Fund may also invest, to a limited extent, in shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a particular market index.

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Common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments . The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the FDIC or holding companies of such banks;

(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

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Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities . The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs. To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies . The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies. The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

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REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities . Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund’s investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A).

Depositary Receipts . The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

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Securities Lending . In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors . The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Small Cap Company Risk Factors . While small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Value Investing Risk Factors . Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur. A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors . Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Liquidity Risk Factors . Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

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The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

Management Risk Factors . The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Convertible Securities . An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Foreign Investments . From time to time, the Fund may invest in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

The Fund’s investments in foreign companies may include investments in companies located in emerging or developing markets. The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

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The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs). To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Depositary Receipts . Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

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With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.

Policy Regarding Fund Name. As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund

The following information supplements the discussion of the Scout Low Duration Bond, Unconstrained Bond, Core Bond and Core Plus Bond Funds’ (each a “Fixed Income Fund” and, together, the “Fixed Income Funds”) investment objectives, policies, and techniques that are described in the joint Scout Funds’ Prospectus.

Recent Market Conditions. In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in the following securities have increased.

Illiquid Securities. The Fixed Income Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days. However, none of the Fixed Income Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. Rule 144A securities may be treated as illiquid securities, subject to the liquidity guidelines. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board has delegated to the Advisor the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Advisor to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fixed Income Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fixed Income Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fixed Income Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fixed Income Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fixed Income Fund will take such steps as is deemed advisable, if any, to protect liquidity.

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Short-Term Fixed Income Securities. As described in the Prospectus under “Additional Information about Investment Objective, Policies and Portfolio Holdings,” the Fixed Income Funds invest in short-term fixed income securities. When a Fixed Income Fund takes a temporary position, the Fixed Income Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

(1)	U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Ginnie Mae (formally known as the Government National Mortgage Association or GNMA), whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. In addition, the U.S. Department of Treasury is assisting in each entity’s ability to meet its obligations through the establishment of a preferred stock purchase agreement and a new secured lending credit facility and has agreed to provide up to $200 billion of capital to each entity as needed. However, there is no assurance that the such actions will be successful.

(2)	Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fixed Income Fund’s restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. In July 2010, the maximum insurance payable by the FDIC as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

(3)	Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4)	Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time a Fixed Income Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fixed Income Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fixed Income Fund to invest temporarily available cash. The Fixed Income Funds may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Fixed Income Funds may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fixed Income Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the affected Fixed Income Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fixed Income Fund could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fixed Income Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fixed Income Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.
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(5)	Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6)	Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fixed Income Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fixed Income Funds at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fixed Income Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Advisor, of comparable quality.

Other than commercial paper, cash equivalents must be rated at least A or higher by S&P®, Moody’s or Fitch Ratings (“Fitch”). Commercial paper and commercial paper master notes must be rated A-1 or better by S&P®, Prime-1 or better by Moody’s, or F2 or higher by Fitch. The Fixed Income Funds may also invest in the short-term investment funds of their custodial bank.

Short Sales. When the Advisor believes that the price of a particular security held by the Scout Low Duration Bond, Core Bond and Core Plus Bond Funds may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which a Fund owns for delivery at a specified date in the future. The Scout Low Duration Bond, Core Bond and Core Plus Bond Funds will limit their transactions in short sales against the box to 5% of their respective net assets.

The Scout Unconstrained Bond Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

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If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Fund may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that the Fund engages in short sales, it will maintain collateral required by the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Advisor determines to be liquid and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Variable- or Floating-Rate Securities. The Fixed Income Funds may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily a percentage of a bank’s prime rate or is determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice. In other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, a Fixed Income Fund may consider that instrument’s maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes which are obligations that permit a Fixed Income Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fixed Income Funds’ right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The Fixed Income Funds will not invest more than 15% of their respective net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days’ notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all of a Fixed Income Fund’s investments at the time of purchase. When determining whether such an obligation meets a Fixed Income Fund’s credit quality requirements, the Fixed Income Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

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In determining its weighted average portfolio maturity, each Fixed Income Fund will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

When-Issued, Delayed Delivery and Forward Commitment Securities. The Fixed Income Funds may from time to time purchase securities on a “when-issued,” “delayed delivery” or “forward commitment” basis. The price of securities purchased on a when-issued, delayed delivery or forward commitment basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fixed Income Fund to the issuer, no interest is accrued on debt securities and no dividend income is earned on equity securities. At the time a Fixed Income Fund makes the commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and reflect the value of the security in determining its net asset value.

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fixed Income Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. When-issued, delayed delivery or forward commitment securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Because a Fixed Income Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with a Fixed Income Fund’s other investments. When-issued, delayed delivery or forward commitment transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to a Fixed Income Fund. A Fixed Income Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. If a Fixed Income Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage. When-issued, delayed delivery or forward commitment securities may be sold or renegotiated prior to the settlement date, which may result in a gain or loss.

The Fixed Income Funds will maintain cash, U.S. government securities and liquid securities equal in value to commitments for when-issued, delayed delivery or forward commitment securities. Such segregated or “earmarked” securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued, delayed delivery or forward commitment securities, each Fixed Income Fund will meet its obligations from then available cash flow, sale of the securities so segregated or earmarked as described above, sale of other securities or from the sale of the when-issued, delayed delivery or forward commitment securities themselves (which may have a market value greater or less than a Fixed Income Fund’s payment obligation).

Investment Grade Debt Obligations. Investment grade debt obligations include: (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P®); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P®); (iv) bonds rated in one of the four highest rating categories (e.g., BBB- or higher by S&P®); and (v) unrated securities determined by the Advisor to be of comparable quality. Investment grade securities are generally believed to have relatively low degrees of credit risk. However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

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Non-Investment Grade Debt Securities (High Yield Securities) (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). The Scout Low Duration Bond Fund and Scout Core Plus Bond Fund may each invest up to 25% of its net assets in high yield securities, including investing in credit default swap agreements to gain high yield exposure. For purposes of calculating this 25% limitation, the Advisor looks to the marked-to-market value (i.e., the then current market price) of the credit default swap agreement rather than the full notional value (i.e., principal amount) of the credit default swap agreement. The notional value of the Scout Low Duration Bond or Core Plus Bond Fund’s exposure through high yield credit default swap agreements could be greater than 25%. The Scout Unconstrained Bond Fund may invest without limitation in high yield securities.

While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this SAI for a discussion of securities ratings.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a high yield security defaulted, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Fund’s net asset value.

Payment Expectations. High yield securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit Ratings. As noted above, credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high yield securities will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds’ investments and carefully evaluates whether to dispose of or to retain high yield securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities there is no established retail secondary market for many of these securities. The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds to obtain accurate market quotations for purposes of valuing each Fund. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

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Debt Obligations-General. The debt obligations that the Fixed Income Funds may invest in include: (i) corporate debt securities, including bonds, debentures and notes; (ii) bank obligations, such as certificates of deposit, banker’s acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the $100,000 per account insurance coverage, which was increased to $250,000 at least through December 31, 2013, provided by the FDIC); (iii) commercial paper (including variable-amount master demand notes); (iv) repurchase agreements; (v) loan interests; (vi) foreign debt obligations issued by foreign issuers traded either in foreign markets or in domestic markets through depositary receipts; (vii) convertible securities — debt obligations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities; (viii) preferred stocks — securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings or assets; (ix) U.S. government securities; (x) mortgage-backed securities, collateralized mortgage obligations and similar securities; and (xi) municipal obligations.

Corporate Debt Securities. The Fixed Income Funds may invest in corporate debt securities. Corporate debt securities include investment grade and non-investment grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Corporate debt securities may be acquired with warrants attached. Income producing corporate debt securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable- or Floating-Rate Securities” above.

Mortgage- and Other Asset-Backed Securities. The Fixed Income Funds may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are directly or indirectly guaranteed by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fixed Income Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fixed Income Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fixed Income Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

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Each Fixed Income Fund may invest in stripped mortgage- or asset-backed securities which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in a Fixed Income Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities are not subject to the Fixed Income Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fixed Income Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.

To-Be-Announced Securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. A Fixed Income Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fixed Income Fund. A Fixed Income Fund will segregate or “earmark” assets determined to be liquid by the Advisor equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for TBAs, marked-to-market daily in accordance with pertinent SEC positions.

Institutional Term Loans. The Fixed Income Funds may invest in institutional term loans or other bank loans. These loans are typically originated, negotiated and structured by a U.S. commercial bank or other financial institution that acts as agent for a syndicate of loan investors. A Fixed Income Fund may invest in institutional term or bank loans that are structured as senior floating rate debt securities or loan participation interests.

Loan participation interests usually take the form of assignments purchased in the primary or secondary market from loan investors. If a Fixed Income Fund purchases these loan participation interests, a Fixed Income Fund will typically have a contractual relationship only with the loan investor and not with the underlying borrower. As a result, a Fixed Income Fund will receive payments of principal, interest and any fees to which it is entitled only from the loan investor selling the participation interest and only upon receipt by such loan investor of payments from the underlying borrower. A Fixed Income Fund generally will have no right to enforce compliance by the underlying borrower with the terms of the loan agreement, nor any rights with respect to any amounts acquired by other loan investors through set-offs against the borrower. Therefore, a Fixed Income Fund will not directly benefit from any collateral that supports the underlying loan. As a result, a Fixed Income Fund may assume the credit risk of both the underlying borrower and the loan investor selling the loan participation interest. A Fixed Income Fund may also be limited with respect to its right as the holder of a loan participation interest to vote on certain changes which may be made to the underlying loan agreement, such as waiving a breach of a covenant by the borrower. However, as the holder of a loan participation interest, a Fixed Income Fund will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

In the process of buying, selling and holding institutional term loans or bank loans (whether structured as participation interests or as floating rate debt securities), a Fixed Income Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fixed Income Fund buys an institutional term or bank loan it may receive a facility fee and when it sells the loan it may pay a facility fee. On an ongoing basis, a Fixed Income Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, a Fixed Income Fund may receive a prepayment penalty fee upon the prepayment of the loan by the borrower. A Fixed Income Fund will be subject to the risk that collateral securing the loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fixed Income Fund’s security interest in the loan collateral or subordinate the Fixed Income Fund’s rights under the loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. In addition, if the loan investor from whom a Fixed Income Fund purchased a loan participation interest is involved in a bankruptcy proceeding, the Fixed Income Fund may be treated as a general creditor of such loan investor even if the underlying loan itself is secured. If a Fixed Income Fund’s interest in loan collateral is invalidated or if the Fixed Income Fund is subordinated to other debt of a borrower or a loan investor in bankruptcy or other proceedings, the Fixed Income Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the investment. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of institutional term or bank loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of these loans.

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Zero-Coupon, Step-Coupon and Pay-In-Kind Securities. The Fixed Income Funds may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate. Federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a “regulated investment company” under the Code and avoid excise tax, a Fixed Income Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks. The Fixed Income Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity (a practice common in the mutual fund industry) or for arbitrage transactions. In a reverse repurchase agreement, a Fixed Income Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Each Fixed Income Fund generally retains the right to interest and principal payments on the security. Since a Fixed Income Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing and, therefore, subject to a Fixed Income Fund’s fundamental investment restrictions. When required by SEC guidelines, each Fixed Income Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

The Fixed Income Funds also may enter into mortgage dollar rolls, in which a Fixed Income Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase similar securities on a specified future date. While a Fixed Income Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fixed Income Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. When required by SEC guidelines, a Fixed Income Fund will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fixed Income Fund under certain circumstances.

The Fixed Income Funds also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fixed Income Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

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The reverse repurchase agreements, mortgage dollar rolls and sale-buybacks entered into by a Fixed Income Fund may be used as arbitrage transactions in which a Fixed Income Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll, reverse repurchase agreement or sale-buyback. Since a Fixed Income Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, the transactions may involve leverage.

Foreign Securities and Currencies. The Scout Low Duration Bond, Core Bond and Core Plus Bond Funds may invest directly in securities of non-U.S. companies. With respect to the Scout Low Duration Bond and Core Plus Bond Funds, securities will generally be U.S. dollar denominated although they may be securities of foreign issuers. The Scout Low Duration Bond and Core Plus Bond Funds may also invest in securities denominated in foreign currencies. The Scout Low Duration Bond and Core Plus Bond Funds’ investments in the securities of foreign issuers may include investments in developing countries or emerging markets. With respect to the Scout Core Bond Fund, all securities will be U.S. dollar denominated although they may be securities of foreign issuers.

The Scout Unconstrained Bond Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers, including those located in developing countries or emerging markets. The Scout Unconstrained Bond Fund also may invest in non-U.S. currencies. The Scout Unconstrained Bond Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Scout Unconstrained Bond Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards as are companies in the U.S. Other risks inherent in foreign investment include: expropriation; confiscatory taxation; capital gains taxes; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

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In addition, the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of a Fund could be affected by changes in foreign currency exchange rates to some extent. The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to various political and economic conditions.

Derivatives.

General Description of the Scout Low Duration Bond and Core Plus Bond Funds’ Derivatives Strategies. The Scout Low Duration Bond and Core Plus Bond Funds may invest in derivative instruments, such as options, futures contracts (including interest rate futures contracts) (sometimes referred to as “futures”), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Funds’ Prospectus or this SAI. The Funds’ investments in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the Funds to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Funds invest in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. The Funds may engage in hedging activities, including options, futures and options on futures contracts to attempt to hedge the Funds’ holdings. Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Scout Low Duration Bond Fund’s 80% investment policy. Derivative instruments that provide exposure to bonds may be used to satisfy the Scout Core Plus Bond Fund’s 80% investment policy.

General Description of the Scout Unconstrained Bond Fund’s Derivative Strategies. The Scout Unconstrained Bond Fund may invest without limitation in derivative instruments, such as options, futures contracts (including interest rate futures contracts) (sometimes referred to as “futures”), options on futures contracts, currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund’s prospectus or this SAI. The Fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Fund's 80% investment policy.

General Description of the Scout Core Bond Fund’s Derivatives Strategies. The Scout Core Bond Fund may engage in hedging activities, including options, futures contracts (including interest rate futures contracts) (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge the Fund’s holdings. The Scout Core Bond Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products, which may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to bonds may be used to satisfy the Fund's 80% investment policy.

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Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, the Funds’ ability to use hedging instruments will be limited by tax considerations.

If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fixed Income Fund also may use those instruments, provided that the Board determines that their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Fixed Income Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fixed Income Funds, the ability of a Fixed Income Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fixed Income Funds could be exposed to the risk of loss. The Fixed Income Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fixed Income Fund, the Fixed Income Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fixed Income Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fixed Income Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fixed Income Fund to close out or to liquidate its derivatives positions. In addition, a Fixed Income Fund’s use of such instruments may cause the Fixed Income Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Fixed Income Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

CFTC Claim For Exclusion. Pursuant to a claim for exclusion filed with the CFTC on behalf of each Fixed Income Fund, neither the Trust nor the Fixed Income Funds are deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and they are not subject to registration or regulation as such under the CEA. The Advisor is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to its service as investment advisor to the Fixed Income Funds.

Asset Coverage for Options, Futures and Swaps Positions. The Fixed Income Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options, futures and swaps positions by registered investment companies and, if the guidelines so require, will set aside cash and/or other permissible liquid assets in a segregated account or otherwise cover its potential obligations in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Options on Securities and Indexes. The Fixed Income Funds may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

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An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If a Fixed Income Fund writes a call option on a security or an index, it may “cover” its obligation under the call option by owning the security underlying the call option, by having an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund, or by maintaining assets determined to be liquid by the Advisor, in an amount equal to the market value of the security or index underlying the option. A call option written by a Fixed Income Fund is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor. A put option on a security or an index written by a Fixed Income Fund is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Advisor equal to the exercise price. A put option written by a Fixed Income Fund is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor.

If an option written by a Fixed Income Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fixed Income Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fixed Income Fund desires.

The Fixed Income Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fixed Income Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fixed Income Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fixed Income Fund is an asset of the Fund. The premium received for an option written by a Fixed Income Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily.

The Fixed Income Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fixed Income Fund’s immediate obligations. A Fixed Income Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fixed Income Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

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There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fixed Income Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fixed Income Fund seeks to close out an option position. If a Fixed Income Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by a Fixed Income Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fixed Income Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fixed Income Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

To the extent that a Fixed Income Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fixed Income Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Futures Contracts. The Fixed Income Funds may enter into futures contracts (hereinafter referred to as “Futures” or “Futures Contracts”), including index and interest rate Futures as a hedge against movements in the equity and bond markets, in order to establish more definitely the effective return on securities held or intended to be acquired by the Fixed Income Funds or for other purposes permissible under the CEA. Each Fixed Income Fund’s hedging may include sales of Futures as an offset against the effect of expected declines in stock or bond prices and purchases of Futures as an offset against the effect of expected increases in stock or bond prices. The Fixed Income Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time and place. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fixed Income Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fixed Income Funds are not able to enter into an offsetting transaction, the Fixed Income Funds will continue to be required to maintain the margin deposits on the Futures Contract.

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Margin is the amount of funds that must be deposited by each Fixed Income Fund in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fixed Income Fund’s open positions in Futures Contracts. A margin deposit is intended to ensure the Fixed Income Fund’s performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fixed Income Fund. In computing its daily net asset value, each Fixed Income Fund will mark to market the current value of its open Futures Contracts. The Fixed Income Funds expect to earn interest income on their margin deposits.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P® 500 Index, the S&P® 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

When purchasing a Futures Contract, a Fixed Income Fund will maintain (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the Futures Contract. Alternatively, a Fixed Income Fund may “cover” its position by purchasing a put option on the same Futures Contract with a strike price as high or higher than the price of the contract held by the Fixed Income Fund.

When selling a Futures Contract, a Fixed Income Fund will maintain (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor that are equal to the market value of the Futures Contract. Alternatively, a Fixed Income Fund may “cover” its position by owning the instruments underlying the Futures Contract (or, in the case of an index Futures Contract, a portfolio with a volatility substantially similar to that of the index on which the Futures Contract is based), or by holding a call option permitting the Fixed Income Fund to purchase the same Futures Contract at a price no higher than the price of the contract written by the Fixed Income Fund (or at a higher price if the difference is maintained in liquid assets).

With respect to Futures Contracts that are not legally required to “cash settle,” a Fixed Income Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the Futures Contract. With respect to Futures that are required to “cash settle,” however, a Fixed Income Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fixed Income Fund’s daily marked to market (net) obligation, if any, (in other words, the Fixed Income Fund’s daily net liability, if any) rather than the market value of the Futures Contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled Futures, a Fixed Income Fund will have the ability to utilize these contracts to a greater extent than if the Fixed Income Fund were required to segregate or “earmark” assets equal to the full market value of the Futures Contract.

Options on Futures. The Fixed Income Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. The Scout Low Duration Bond, Core Bond and Core Plus Bond Funds may use options on Futures Contracts in connection with hedging strategies. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

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Generally, these strategies would be employed under the same market and market sector conditions in which the Fixed Income Funds use put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fixed Income Funds’ securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the Futures price at expiration of a written call option is below the exercise price, the Fixed Income Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fixed Income Fund’s holdings of securities. If the Futures price when the option is exercised is above the exercise price, however, the Fixed Income Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fixed Income Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fixed Income Fund intends to acquire.

When selling a call option on a Futures Contract, a Fixed Income Fund will maintain (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the Futures Contract underlying the call option. Alternatively, a Fixed Income Fund may cover its position by entering into a long position in the same Futures Contract at a price no higher than the strike price of the call option, by owning the instruments underlying the Futures Contract, or by holding a separate call option permitting the Fixed Income Fund to purchase the same Futures Contract at a price not higher than the strike price of the call option sold by the Fixed Income Fund.

When selling a put option on a Futures Contract, a Fixed Income Fund will maintain (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor that equal the purchase price of the Futures Contract, less any margin on deposit. Alternatively, a Fixed Income Fund may cover the position either by entering into a short position in the same Futures Contract, or by owning a separate put option permitting it to sell the same Futures Contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fixed Income Fund.

Risks Associated with Futures and Futures Options . There are several risks associated with the use of Futures Contracts and futures options as hedging techniques. A purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fixed Income Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for Futures and futures options on securities, including technical influences in Futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures Contracts on U.S. government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. government securities reacted. To the extent, however, that a Fixed Income Fund enters into such Futures Contracts, the value of such Futures will not vary in direct proportion to the value of such Fixed Income Fund’s holdings of U.S. government securities. Thus, the anticipated spread between the price of the Futures Contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

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Futures exchanges may limit the amount of fluctuation permitted in certain Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a Futures Contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of Futures Contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fixed Income Fund seeks to close out a Futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fixed Income Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fixed Income Fund’s obligations under Futures Contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fixed Income Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fixed Income Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fixed Income Fund to hold offsetting short-term securities to balance the Fixed Income Fund’s portfolio such that the Fixed Income Fund’s duration does not exceed the maximum permitted for the Fixed Income Fund in the Prospectus.

Swap Agreements and Options on Swap Agreements. Each Fixed Income Fund may enter into credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may also engage in other swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. As the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may invest in foreign currency-denominated securities, each also may invest in currency exchange rate swap agreements. The Fixed Income Funds also may enter into options on swap agreements (“swaptions”).

OTC swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds’ investment objectives and general investment policies, the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Funds will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Funds may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Funds may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Scout Low Duration Bond, Unconstrained Bond or Core Plus Bond Funds may be required to pay a higher fee at each swap reset date.

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A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fixed Income Funds may write (sell) and purchase put and call swaptions.

Depending on the terms of the particular option agreement, a Fixed Income Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fixed Income Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fixed Income Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by a Fixed Income Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fixed Income Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fixed Income Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Advisor, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fixed Income Fund’s investment restriction concerning senior securities.

A credit default swap agreement is an instrument that enables the Fixed Income Funds to buy or sell protection against a defined credit event, which is typically a default. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fixed Income Fund.

The Fixed Income Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fixed Income Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fixed Income Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fixed Income Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a Fixed Income Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. As the seller, a Fixed Income Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fixed Income Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swaps may involve greater risks than if a Fixed Income Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. In addition, the value of the reference obligation received by a Fixed Income Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fixed Income Fund. A Fixed Income Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fixed Income Fund.

A Fixed Income Fund’s obligations under a credit default swap agreement or credit default swap index product will be accrued daily (offset against any amounts owing to the Fixed Income Fund). In connection with credit default swaps in which a Fixed Income Fund is the buyer, the Fixed Income Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fixed Income Fund is the seller, the Fixed Income Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor, or enter into offsetting positions, with a value determined to be appropriate by the Advisor subject to Board oversight. Such segregation or “earmarking” will not limit a Fixed Income Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules were in effect until January 17, 2012. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) are funded by their members. In response to these developments, in March 2009 the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program expired on January 17, 2012. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fixed Income Funds ability to enter into swap agreements.

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Whether a Fixed Income Fund’s use of swap agreements or swaptions will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fixed Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fixed Income Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fixed Income Fund by the Code may limit the Fund’s ability to use swap agreements. Currently, the swaps market is largely unregulated. It is possible that developments in the swaps market, including additional government regulation, could adversely affect a Fixed Income Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are bilateral contracts that may be subject to contractual restrictions on transferability and termination and because they may have remaining terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fixed Income Fund's limitation on investments in illiquid securities. However, the Advisor may determine swaps (including swaptions) to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fixed Income Fund's interest. A Fixed Income Fund bears the risk that the Advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Fixed Income Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Fixed Income Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA, and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible contract participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

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This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Risk of Potential Government Regulation of Derivatives. It is possible that additional government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fixed Income Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fixed Income Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fixed Income Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Fixed Income Fund engages in derivative transactions could also prevent a Fixed Income Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fixed Income Fund or the ability of a Fixed Income Fund to continue to implement its investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Act was signed into law on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which a Fixed Income Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Fixed Income Funds. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fixed Income Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on the Fixed Income Funds or their counterparties may impact the Fixed Income Funds’ ability to invest in futures, options and swaps in a manner that efficiently meets their investment objectives. New requirements, including capital and mandatory clearing, may increase the cost of a Fixed Income Fund’s investments and cost of doing business, which could adversely affect investors.

Foreign Currency-Related Derivative Strategies - Special Considerations (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). The Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). Each Fund may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging and position hedging. Each Fund’s use of currency-related derivative instruments will be directly related to the Fund’s current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

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For example, a Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Each Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by a Fund. Furthermore, currency-related derivative instruments may be used for short hedges – for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, a Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where it’s anticipated that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if a Fund owns securities denominated in a foreign currency and it is anticipated that the currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as “cross hedges.” The effective use of currency-related derivative instruments by a Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

A Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by each Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

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There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, a Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. Each Fund will enter into transactions in currency-related derivative instruments only with counterparties that are reasonably believed to be capable of performing under the contract.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, each Fund will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

When required by the SEC guidelines, each Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivative instruments. To the extent a Fund’s assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund’s assets are so set aside, this could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Scout Low Duration Bond and Core Plus Bond Funds’ dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Scout Low Duration Bond and Core Plus Bond Funds reserve the right to use currency-related derivative instruments for different purposes and under different circumstances. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in a Fund’s securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Foreign Investment Companies (Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund and Scout Core Plus Bond Fund Only). Some of the securities in which the Scout Low Duration Bond, Unconstrained Bond and Core Plus Bond Funds invest may be located in countries that may not permit direct investment by outside investors. Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

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Securities Lending. Each Fixed Income Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fixed Income Fund’s custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Fixed Income Funds do not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the portfolio manager will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fixed Income Funds will retain authority to terminate any loans at any time. The Fixed Income Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fixed Income Funds will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fixed Income Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fixed Income Fund’s interest. Dividends received by the Fixed Income Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Line of Credit. The Fixed Income Funds may borrow money to the extent allowed (as described below under “Investment Restrictions”) to meet shareholder redemptions from banks.

Repurchase Agreements. The Fixed Income Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fixed Income Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fixed Income Fund’s ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fixed Income Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Policy Regarding Fund Names. In cases where a Fixed Income Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fixed Income Fund’s name, the term “assets” means the Fixed Income Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Each Fund will not, as a matter of fundamental policy:

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(1)	borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. (The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).)

(2)	underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)	make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)	make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). (The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, a Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).)

(6)	purchase or sell commodities as defined in the CEA and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)	change its classification under the 1940 Act from "diversified" to "non-diversified." (The following sentence describes the current regulatory definition of "diversified" for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified Fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.)

As indicated above, as a matter of fundamental policy, each Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, as a matter of non-fundamental policy, no Fund intends to borrow money in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets.

The following are “non-fundamental” restrictions for the Scout International and Stock Funds, which may be changed by the Board without shareholder approval. Each Fund will not:

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(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase securities on margin, or sell securities short;

(3)	purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;

(4)	invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years’ continuous operations;

(5)	enter into dealings with its officers or directors, its investment advisor or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in a Fund’s own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(6)	purchase or retain securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company’s securities, if all such persons owning more than 1/2 of 1% of said company’s securities own in the aggregate more than 5% of the outstanding securities of such company;

(7)	make itself or its assets liable for the indebtedness of others;

(8)	invest in securities which are assessable or involve unlimited liability; or

(9)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

The following are “non-fundamental” restrictions for the Scout Emerging Markets, International Discovery, Global Equity and Mid Cap Funds, which may be changed by the Board without shareholder approval. Each Fund will not:

(1)	invest in companies for the purpose of exercising control of management; or

(2)	purchase securities on margin, or sell securities short.

The following are “non-fundamental” restrictions for the Scout Small Cap Fund, which may be changed by the Board without shareholder approval. The Fund will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;

(3)	enter into dealings with its officers or directors, its investment advisor or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund’s own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(4)	purchase or retain securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company’s securities, if all such persons owning more than 1/2 of 1% of said company’s securities own in the aggregate more than 5% of the outstanding securities of such company;

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(5)	invest in securities which are assessable or involve unlimited liability;

(6)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(7)	purchase securities on margin, or sell securities short; or

(8)	make itself or its assets liable for the indebtedness of others.

The following are “non-fundamental” restrictions for the Fixed Income Funds, which may be changed by the Board without shareholder approval. The Fixed Income Funds will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin, or sell securities short , unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short;

(3)	purchase shares of other investment companies, except in compliance with the 1940 Act or pursuant to a plan of merger or consolidation;

(4)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

(5)	invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;

(6)	purchase securities when bank borrowings exceed 5% of its total assets;

(7)	engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the CEA.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for a Fund are made by the Advisor. Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. government securities executed in the OTC market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

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The Advisor, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Funds or their Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Funds, and not all such services need to be used by the Advisor in connection with the Funds. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

When the Advisor in its fiduciary duty believes it to be in the best interests of a Fund’s shareholders, a Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

As of June 30, 2012, some Funds held securities of their regular broker-dealers, as follows. No information is provided for the Scout Emerging Markets and Low Duration Bond Funds as these Funds recently commenced investment operations.

Scout International Fund
Description	Shares	Value
Barclays PLC	9,052,663	$93,242,429
HSBC Holdings PLC	2,203,123	$97,223,818
Toronto-Dominion Bank	1,440,720	$112,707,526

Scout Global Equity Fund
Description	Shares	Value
Barclays PLC	5,841	$60,162
Prudential PLC	2,648	$61,434

Scout Stock Fund
Description
Wells Fargo & Co	52,800	$1,765,632

Scout Unconstrained Bond Fund
Description	Principal	Value
Bank of America	$1,525	$1,578,783
Citigroup	$1,095	$1,284,628
Goldman Sachs	$1,465	$1,530,881
Morgan Stanley	$1,600	$1,604,247
Scout Core Bond Fund
Description	Principal	Value
Bank of America	$1,565	$1,707,251
Barclays Bank	$1,550	$1,591,784
Citigroup	$765	$818,074
Credit Suisse	$565	$574,439
Deutsche Bank	$385	$398,530
Goldman Sachs Group	$1,790	$1,929,347
JP Morgan Chase	$2,565	$2,756,165
Morgan Stanley	$2,050	$2,070,130
Royal Bank of Scotland	$465	$478,788
UBS AG Stamford	$475	$531,432

Scout Core Plus Bond Fund
Description	Principal	Value
Bank of America	$4,380	$4,772,339
Barclays Bank	$4,920	$5,045,711
Citigroup	$1,755	$1,876,758
Credit Suisse	$1,620	$1,647,063
Deutsche Bank	$1,105	$1,143,832
Goldman Sachs Group	$5,507	$5,912,512
JP Morgan Chase	$6,215	$6,817,669
Morgan Stanley	$7,725	$7,797,820
Royal Bank of Scotland	$1,335	$1,374,585
UBS AG Stamford	$1,855	$2,075,384

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The following Funds paid the following brokerage commissions for the past three fiscal years ended June 30, 2012, 2011 and 2010. No information is provided for the Scout Emerging Markets and Low Duration Bond Funds as these Funds recently commenced investment operations.

	2012	2011	2010
Scout International Fund	$3,703,600	$2,859,903	$3,386,694
Scout International Discovery Fund	$49,201	$33,592	$35,635
Scout Global Equity Fund	$20,280	$0	$0
Scout Stock Fund	$198,703	$166,707	$156,724
Scout Mid Cap Fund	$4,045,946	$1,219,532	$604,820
Scout Small Cap Fund	$325,718	$681,409	$3,765,175
Scout Unconstrained Bond Fund	$0	$0	$0
Scout Core Bond Fund*	$0	$0	$0
Scout Core Plus Bond Fund*	$0	$0	$0
*	Effective after the close of business on April 21, 2011, the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund (each a “Predecessor Fund” and, together, the “Predecessor Funds”), series of Frontegra Funds, Inc., were reorganized into the Scout Core Bond Fund and Scout Core Plus Bond Fund, respectively. Information for periods prior to the close of business on April 21, 2011 is that of the Predecessor Funds. Information for periods after the close of business on April 21, 2011 is that of the Scout Core Bond Fund and Scout Core Plus Bond Fund.

The Scout Global Equity Fund commenced investment operations on June 30, 2011. The Scout Mid Cap Fund experienced an increase in the amount of brokerage commissions paid during the fiscal years ended June 30, 2011 and June 30, 2012 as a result of an increase in Fund assets. The Advisor, adjusting to economic events, increased the number of the Scout Small Cap Fund’s holdings and decreased the period of time positions were held during the fiscal year ended June 30, 2010, and, as a result, the Fund experienced an increase in the amount of brokerage commissions. During the fiscal years ended June 30, 2011 and June 30, 2012, the Scout Small Cap Fund’s brokerage commissions returned to more normalized levels for the Fund in connection with a generally rising market and more stable economic and market trends and conditions.

Portfolio Turnover. The Funds do not intend to purchase securities solely for short-term trading purposes. However, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of the Advisor, investment considerations warrant such action.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of any Fund. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover. It is anticipated that the turnover rates for the Scout International, Emerging Markets, International Discovery, Global Equity, Stock and Small Cap Funds generally will not exceed 100%; however, under certain market conditions, these portfolio turnover rates may exceed 100%. The Scout Mid Cap Fund has a fundamental and catalyst-driven process that is sometimes associated with higher turnover as the Advisor pursues better opportunities and seeks to avoid developing or perceived risk. The Fixed Income Funds may engage in active trading, which means their portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause a Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders. Except for the Scout Emerging Markets and Low Duration Bond Funds, the Funds’ current portfolio turnover rates may be found in the Annual Report of the Funds dated June 30, 2012. As the Scout Emerging Markets and Low Duration Bond Funds recently commenced investment operations, their portfolio turnover rates will be found in future Annual and Semiannual Reports.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) a Fund’s shares is called the Fund’s net asset value per share (“NAV”). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for unrestricted trading. The Funds are closed on weekends and the following holidays:

New Year’s Day January 1

Martin Luther King, Jr. Day Third Monday in January

Presidents’ Holiday Third Monday in February

Good Friday Friday before Easter

Memorial Day Last Monday in May

Independence Day July 4

Labor Day First Monday in September

Columbus Day Second Monday in October

Veterans’ Day November 11

Thanksgiving Day Fourth Thursday in November

Christmas Day December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Funds’ net asset values, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only OTC markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board.

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Swaps, such as credit default swaps, are valued by an independent pricing service. Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security. In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing NAVs of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

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If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price. Any securities for which market quotations are not readily available, or for which the valuation methods above do not reflect the securities’ fair value, are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board. In addition, the Advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may also, in its discretion, accept payment for shares in the form of securities that are permissible investments for the Fund (in-kind purchases).

Rule 12b-1 Plan and Shareholder Servicing Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan (the "12b-1 Plan") for the Class Y shares of the Scout Core Bond and Core Plus Bond Funds. Additionally, the Trust has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) for the Class Y shares of the Scout Core Bond and Core Plus Bond Funds. No Shares, other than Class Y shares of the Scout Core Bond and Core Plus Bond Funds, are included in calculating the 12b-1 Plan's or Shareholder Servicing Plan’s fees. The 12b-1 Plan is only used in the distribution and marketing of Class Y shares. The Shareholder Servicing Plan is only used in the servicing of Class Y shareholders. Only shareholders of Class Y shares may vote on matters affecting the 12b-1 Plan or Shareholder Servicing Plan.

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Under the 12b-1 Plan, the Trust, on behalf of the Class Y shares of the Scout Core Bond and Core Plus Bond Funds, pays to UMB Distribution Services, LLC (the “Distributor”) or others a monthly fee of 0.25% per annum of the average daily net assets of each such Fund's respective Class Y shares. Such payments are intended to compensate the Distributor or others who have entered into an Agreement for the Sale and Servicing of the Funds for, among other things, expenses incurred by such parties in the promotion and distribution of the Class Y shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others.

The 12b-1 Plan has been approved by the vote of a majority of the Board, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the “Independent Trustees”), and who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a separate meeting called for the purpose of voting on such 12b-1 Plan.

The Board, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the 12b-1 Plan will benefit the Scout Core Bond and Core Plus Bond Funds and the shareholders of the Class Y shares. The 12b-1 Plan must be renewed annually by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. The 12b-1 Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected Class, and all material amendments to the 12b-1 Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor and/or the Advisor are required to report in writing to the Board, at least quarterly, the amounts and purpose of any payment made under the 12b-1 Plan, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the 12b-1 Plan should be continued.

The Scout Core Bond and Core Plus Bond Funds paid (or accrued) the following distribution fees to the Distributor or others under the 12b-1 Plan during the fiscal year ended June 30, 2012. These amounts represent compensation to broker-dealers.

Fund	Class Y
Scout Core Bond Fund	$1,022
Scout Core Plus Bond Fund	$16,935

Under the Shareholder Servicing Plan, each of the Scout Core Bond and Core Plus Bond Funds shall pay a fee, as directed by the Advisor, to parties who provide shareholder services, in the amount of 0.15% on an annual basis of the average daily net asset value of the Class Y shares of a Fund. Such fee shall be calculated daily and paid monthly or at such other intervals as the Board shall determine. The Advisor shall use the fee paid for support services that are not “for personal services and/or the maintenance of shareholder accounts” within the meaning of NASD Rule 2830 of FINRA, which support services may include, but are not limited to: sub-transfer agent services for beneficial owners of the Fund shares; aggregating and processing purchase and redemption orders; providing beneficial owners with statements showing their positions in the Trust; processing dividend payments; providing sub-accounting services for Fund shares held beneficially; forwarding shareholder communications (such as proxies, shareholder reports, dividend and tax notices and updating prospectuses to beneficial owners); and receiving, tabulating and transmitting proxies executed by beneficial owners. The Advisor is authorized to pay itself or its affiliates and independent third party service providers for performing service activities consistent with the Shareholder Servicing Plan.

The Board, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Shareholder Servicing Plan will benefit the Scout Core Bond and Core Plus Bond Funds and the shareholders of the Class Y shares. The Shareholder Servicing Plan, and any related agreements, shall continue in full force and effect as to the Class Y shares of a Fund for so long as such continuance is specifically approved at least annually by a majority of both the Trustees of the Trust and the Independent Trustees. The Shareholder Servicing Plan may be amended from time to time with respect to the Class Y shares of a Fund upon the approval of the Board, including a majority of the Independent Trustees.

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Any person authorized to direct the disposition of monies paid or payable by the Scout Core Bond and Core Plus Bond Funds pursuant to the Shareholder Servicing Plan or a related agreement shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts so expended. The Advisor shall provide to the Trust, for provision to the Trustees, and the Trustees shall review such reports and information as the Trustees may require, which may be specified in the related agreement.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund’s overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Funds publicly disclose 100% of their portfolio holdings in quarterly reports approximately sixty days after each quarter-end as required by SEC rules. Also, the Funds, except the Scout Unconstrained Bond Fund, make a complete list of their portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately thirty days after the end of each month. Further, each Fund that holds equity securities discloses its top ten holdings on the Funds’ web site approximately fifteen days after the end of each fiscal quarter. The Scout Unconstrained Bond Fund makes a complete list of its portfolio holdings publicly available on the Funds’ web site after the filing of the quarterly reports disclosing its portfolio holdings approximately sixty days after each quarter-end. This information is made available to enhance communications to the Funds’ shareholders and their representatives by providing them with additional means of monitoring and evaluating investments in the Funds, as well as to facilitate the work of ratings agencies that evaluate the Funds.

Under the Funds’ portfolio holdings disclosure policy and relevant SEC rules, the Funds may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Funds and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Funds, for such information. The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities. The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. No compensation or other consideration is received with respect to the disclosure to the Funds’ primary service providers. The frequency with which complete portfolio holdings may be disclosed to a service provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the service provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds’ shareholders, and the legitimate fund business purposes served by such disclosure.

The Board exercises continuing oversight of the disclosure of Funds portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the portfolio holdings disclosure policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The portfolio holdings disclosure policy may be amended from time to time, subject to approval by the Board.

Disclosure of complete Fund portfolio holdings to a service provider must be authorized in writing by an officer of the Trust. The Chief Compliance Officer will address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Funds’ portfolio holdings is for a legitimate business purpose and in the best interest of the Funds’ shareholders prior to the authorization of the disclosure of portfolio holdings. The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board. If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation. If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated. To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

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To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed. If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released. If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Dividends, Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds. Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•	Distribution Requirement —a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
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In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

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Deferral of Late Year Losses . A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

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Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions. Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Each Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below.

Qualified Dividend Income for Individuals. For taxable years beginning before January 1, 2013 (unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent), ordinary income dividends reported by a Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by a Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Funds reserve the right not to pass through to its shareholders the amount of foreign income taxes paid by the Funds. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

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Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Unless you are investing in the Funds through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, under the Energy Improvement and Extension Act of 2008, the Funds are required to report to you and the IRS the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Funds (“covered shares”) and which are disposed of after that date. Cost basis will be calculated using the default method of first-in, first-out (“FIFO”), unless you instruct the Funds to use a different calculation method. In general, under the FIFO method, the shares acquired first in the account are the first shares depleted when the shareholder sells or disposes of shares in the Funds.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases at differing prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Funds if you intend to utilize a method other than FIFO for covered shares.

In addition to the Funds’ default method of FIFO, other cost basis methods offered by the Funds, which you may elect to apply to covered shares, include:

•	Average Cost: The cost of covered shares is derived by dividing the total dollar amount invested in a particular fund account by the number of shares held prior to the trade date adjusted for subsequent purchases. Covered shares are removed in FIFO order.
•	Last-in, First-out (LIFO): The depletion order is to release covered shares purchased most recently first.
•	Highest-in, First-out (HIFA): The depletion order is to release covered shares with the highest cost across all covered shares first.
•	Highest-in, First-out Long-Term Shares (HIFL): The depletion order is to release covered shares held for more than one year with the highest cost first.
•	Highest-in, First-out Short-Term Shares (HIFS): The depletion order is to release covered shares held for less than one year with the highest cost first.
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•	Lowest-in, First-out (LOFA): The depletion order is to release covered shares with the lowest value across all covered shares first.
•	Lowest-in, First-out Long-Term Shares (LOFL): The depletion order is to release covered shares held for more than one year with the lowest cost first.
•	Lowest-in, First-out Long-Term Shares (LOFS): The depletion order is to release covered shares held for less than one year with the lowest cost first.
•	Specific Identification: You direct the fund on each trade as to the covered shares to be sold.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Funds of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of FIFO will be applied to your covered shares. With the exception of the specific lot identification method, Scout Funds first depletes “noncovered shares” (as defined below) with unknown cost basis in FIFO order and then noncovered shares with known basis in FIFO order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

You may change your method and elect another cost basis method for covered shares at any time by notifying the Funds. Redemptions of covered shares will use the cost basis method you selected for your account or, if applicable, the Fund’s default method of FIFO, unless you change your cost basis method by the settlement of the trade. A change in your cost-basis account method will apply only to current and future sales. Also, if you selected the average cost basis method and have sold shares from you’re account, then you may only change from average cost to another cost basis method for covered shares acquired after the date of change (the change is prospective).

The Funds may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. If you elect the average cost method for covered shares, the cost basis for noncovered shares generally will be calculated separately from any covered shares you may own. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Funds.

The Funds will compute and report the cost basis of your covered shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Funds are not required to, and in many cases the Funds do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Funds, whether this information is provided pursuant to compliance with cost basis reporting requirements for covered shares acquired on or after January 1, 2012, or is provided by the Funds as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

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Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Policies and Risks” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

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In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

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Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs . While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Funds — Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

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Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding. By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).
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A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid on or after January 1, 2013, unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of a Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of a Fund beginning before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors . It may not be practical in every case for a Fund to report, and the Funds reserve the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

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Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and
•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.
•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax . Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent.

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U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution (“FFI”) unless the FFI becomes a “participating FFI” by entering into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) and thereby agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Alternatively, the U.S. Treasury is in various stages of negotiations with a number of foreign governments with respect to one or more other approaches to implement FATCA. Under one proposed model agreement, FFIs located in a foreign country that enters into an intergovernmental agreement with the U.S. Treasury would be required to report U.S.-owned account information directly to their local tax authority, rather than to the IRS. The local tax authority would then automatically share that information with the IRS. Under another approach, FFIs located in a foreign country that enters into an intergovernmental agreement would not need to enter into a separate FFI Agreement with the IRS, provided each FFI registers with the IRS. Under this approach, the FFIs would be required to report U.S.-owned account information directly to the IRS as opposed to reporting via the local tax authority.

Effect of Future Legislation; Local Tax Considerations . The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

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INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement, on behalf of the Funds, the Trust employs Scout Investments, Inc. as the Funds’ investment advisor.  The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund’s stated investment objective and policies.  The Advisor is a wholly-owned subsidiary of UMB Financial Corporation.  UMB Bank, the Funds’ custodian, and UMB Fund Services, Inc. (“UMBFS”), the Funds’ administrator, fund accountant and transfer agent, are both wholly-owned subsidiaries of UMB Financial Corporation. As of June 30, 2012, assets under the management of the Advisor were approximately $22.37 billion.

The following charts describe the annual investment advisory fee for each Fund.

Fund	Annual Rate of Fee on First $1 Billion of Average Daily Net Assets	Annual Rate of Fee on Average Daily Net Assets Over $1 Billion
Scout International Fund	0.80%	0.70%
Scout International Discovery Fund*	0.95%	0.85%
Scout Stock Fund*	0.60%	0.575%
Scout Mid Cap Fund*	0.80%	0.70%
Scout Small Cap Fund	0.75%	0.65%

Fund	Annual Rate of Fee based on Average Daily Net Assets
Scout Emerging Markets Fund*	0.85%
Scout Global Equity Fund*	0.80%
Scout Low Duration Bond Fund*	0.30%
Scout Unconstrained Bond Fund*	0.60%
Scout Core Bond Fund*	0.40%
Scout Core Plus Bond Fund*	0.40%
*	The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 for the Scout Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Low Duration Bond and Unconstrained Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses and, with respect to the Scout Low Duration Bond and Unconstrained Bond Funds, excluding any short sale dividend and interest expenses) do not exceed 1.40% , 1.60%, 1.40%, 0.90%, 1.40%, 0.40% and 0.99%, respectively, of each Fund’s average daily net assets. The Advisor has entered into contractual agreements to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 for the Scout Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and, from April 21, 2013 through October 31, 2013, excluding short sale dividend and interest expenses) do not exceed 0.40% of each Fund’s average daily net assets. After their expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangements. Under the expense limitation agreements described above, the Advisor retains the right to seek reimbursement from each of the Scout Emerging Markets, International Discovery, Global Equity, Stock, Mid Cap, Low Duration Bond and Unconstrained Bond Funds of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. With respect to the Scout Core Bond and Core Plus Bond Funds, under the expense limitation agreements described above, through April 21, 2013, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the previous three year period. From April 21, 2013 through October 31, 2013, the Advisor retains the right to seek reimbursement from each of the Scout Core Bond and Core Plus Bond Funds of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.

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Prior to the reorganizations on April 21, 2011, the Predecessor Funds had an investment advisory agreement with Frontegra Asset Management, Inc. (the “Predecessor Advisor”). The Frontegra Columbus Core Fund paid the Predecessor Advisor a monthly advisory fee at the annual rate of 0.42% of the average daily net asset value of the fund and the Frontegra Columbus Core Plus Fund paid the Predecessor Advisor a monthly advisory fee at the annual rate of 0.40% of the average daily net asset value of the fund.

The aggregate investment advisory fees paid to the Advisor (or Predecessor Advisor) by each Fund during the three most recent fiscal years ended June 30 were as follows. No information is provided for the Scout Emerging Markets and Low Duration Bond Funds as these Funds recently commenced investment operations.

	2012	2011	2010
Scout International Fund	$53,295,077	$51,595,339	$34,871,022
Scout International Discovery Fund	$216,967[1]	$290,692[2]	$154,987[3]
Scout Global Equity Fund	$(156,871)[1]	N/A	N/A
Scout Stock Fund	$470,963[1]	$644,261[2]	$600,145[3]
Scout Mid Cap Fund	$7,155,921	$2,357,848	$845,869[3]
Scout Small Cap Fund	$1,927,776	$2,619,545	$3,617,022
Scout Unconstrained Bond Fund	$(4,066)[1]	N/A	N/A
Scout Core Bond Fund	$188,265[1]	$136,578[4]	$30,788[5]
Scout Core Plus Bond Fund	$969,636[1]	$1,194,209[6]	$1,097,983[7]

1	For the fiscal year ended June 30, 2012, investment advisory fees for the Scout International Discovery, Global Equity, Stock, Unconstrained Bond, Core Bond and Core Plus Bond Funds, before any fee reduction, totaled $298,486, $41,100, $561,452, $94,201, $569,458, and $1,620,684, respectively. Under an agreement by the Advisor to limit its fees, the Scout International Discovery, Global Equity, Stock, Unconstrained Bond, Core Bond and Core Plus Bond Funds paid the investment advisory fees shown. The amounts shown with respect to the Scout Global Equity and Unconstrained Bond Funds were negative because the amount of fees waived and/or expenses assumed by the Advisor under the fee waiver and expense assumption agreement were more than the amount of investment advisory fees earned during the fiscal year ended June 30, 2012.
2	For the fiscal year ended June 30, 2011, investment advisory fees for the Scout International Discovery and Stock Funds, before any fee reduction, totaled $316,264 and $680,287, respectively. Under an agreement by the Advisor to limit its fees, the Scout International Discovery and Stock Funds paid the investment advisory fees shown.

3 For the fiscal year ended June 30, 2010, investment advisory fees for the Scout International Discovery and Stock Funds, before any fee reduction, totaled $237,964 and $671,347, respectively. Under an agreement by the Advisor to limit its fees, the Scout International Discovery and Stock Funds paid the investment advisory fees shown. In addition, the Advisor recovered previously reimbursed amounts of $29,469 for the Scout Mid Cap Fund. These recovered amounts are not included in the investment advisory fee shown above.

4	Information for the period prior to the close of business on April 21, 2011 is that of the predecessor Frontegra Columbus Core Fund. Information for the period after the close of business on April 21, 2011 is that of the Scout Core Bond Fund. For the fiscal year ended June 30, 2011, investment advisory fees for the Scout Core Bond Fund, before any fee reduction, totaled $361,552. Under agreements by the Advisor and Predecessor Advisor to limit their fees, the Scout Core Bond Fund (and Frontegra Columbus Core Fund) paid the investment advisory fee shown.
5	For the fiscal year ended June 30, 2010, investment advisory fees for the Frontegra Columbus Core Fund, before any fee reduction, totaled $257,009. Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Fund paid the investment advisory fee shown.
6	Information for the period prior to the close of business on April 21, 2011 is that of the predecessor Frontegra Columbus Core Plus Fund. Information for the period after the close of business on April 21, 2011 is that of the Scout Core Plus Bond Fund. For the fiscal year ended June 30, 2011, investment advisory fees for the Scout Core Plus Bond Fund, before any fee reduction, totaled $1,716,442. Under agreements by the Advisor and Predecessor Advisor to limit their fees, the Scout Core Plus Bond Fund (and Frontegra Columbus Core Plus Fund) paid the investment advisory fee shown.
7	For the fiscal year ended June 30, 2010, investment advisory fees for the Frontegra Columbus Core Plus Fund, before any fee reduction, totaled $1,660,169. Under an agreement by the Predecessor Advisor to limit its fees, the Frontegra Columbus Core Plus Fund paid the investment advisory fee shown.
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The Advisor and/or Funds have entered into arrangements with financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Funds and their shareholders.  These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Funds with access to investors and, in that way, increase the distribution opportunities for the Funds.  To the extent that the cost of these arrangements is not covered by a Fund’s operating expenses or is related to distribution or marketing of a Fund’s shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements.  These additional payments are sometimes referred to as “revenue sharing” payments.  The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in a Fund’s assets and consequently an increase in advisory fees.  To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Funds’ service providers, the Funds bear a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Funds. As of September 30, 2012, the financial intermediaries with which the Advisor has agreements or is currently negotiating agreements to make payments out of its own assets are Ameriprise Financial Services; Charles Schwab & Co.; Edgewood Services Inc.; Edward Jones; First Southwest Company; GWFS Equities Inc.; JP Morgan Chase Bank, NA; LPL Financial Corporation; Marshall and Ilsley Bank; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Mercer HR Services LLC; Mid Atlantic Capital Corporation; Minnesota Life Insurance Company; MSCS Financial Services; National Financial Service Corp.; Nationwide Insurance Company; NYLife Distributor, LLC; Pershing LLC; Prudential Financial; Raymond James Financial; SEI Private Trust Company; TC Advisors Network; TD Ameritrade; Vanguard; Wells Fargo Advisors LLC; Wilmington Trust Company, Vanguard Marketing Corporation and UBS Financial Services, Inc. These fees may be in addition to fees paid from a Fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

The Board is responsible for overseeing the performance of the Advisor and determining whether to approve, for an initial term, or renew, for subsequent terms, the Funds’ Investment Advisory Agreement. These approvals require the majority vote of the Board, including a majority of the Trustees who are not parties to the agreement or interested persons of any party (the “Independent Trustees”).

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout International, International Discovery, Stock, Mid Cap, Small Cap, Core Bond and Core Plus Bond Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2012. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Global Equity and Unconstrained Bond Funds is available in the Funds’ Semi-Annual Report to Shareholders for the period ended December 31, 2011. The Scout Emerging Markets and Low Duration Bond Funds recently commenced investment operations. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Emerging Markets and Low Duration Bond Funds will be available in the Funds’ Semi-Annual Report to Shareholders for the period ending December 31, 2012.

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The Advisor provides certain administrative services to the Funds. For the administrative services provided to the Funds, the Advisor receives from each Fund a fee, payable monthly, at the annual rate of 0.05% of each Fund’s average daily net assets.

The administrative services fees paid to the Advisor by each Fund during the three most recent fiscal years ended June 30 were as follows. No information is provided for the Scout Emerging Markets and Low Duration Bond Funds as these Funds recently commenced investment operations.

	2012[1]	2011[1]	2010[1]
Scout International Fund	$937,783	N/A	N/A
Scout International Discovery Fund	$3,105	N/A	N/A
Scout Global Equity Fund	$645	N/A	N/A
Scout Stock Fund	$10,874	N/A	N/A
Scout Mid Cap Fund	$149,060	N/A	N/A
Scout Small Cap Fund	$29,670	N/A	N/A
Scout Unconstrained Bond Fund	$3,805	N/A	N/A
Scout Core Bond Fund	$20,036	N/A	N/A
Scout Core Plus Bond Fund	$55,745	N/A	N/A

1	The Board, on behalf of the Funds, approved the Administrative Services Agreement between the Trust and the Advisor effective April 1, 2012. Prior to April 1, 2012, the Funds did not pay administrative services fees to the Advisor.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Funds and/or that engage in transactions in the same types of securities and instruments as the Funds.  As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which the Funds invest.  Such activities could affect the prices and availability of the securities and instruments in which the Funds invest, which could have an adverse impact on the Funds’ performance.  Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Funds’ transactions and thus at prices or rates that may be more or less favorable than those obtained by the Funds.  When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Funds.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.  This may occur when investment decisions regarding the Funds are based on research or other information that is also used to support decisions or advice for other accounts.  When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Funds, market impact, liquidity constraints or other factors could result in the Funds receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Funds could otherwise be disadvantaged.

PORTFOLIO MANAGERS

Investments in the Funds

Information relating to a portfolio manager’s ownership (including the ownership of his or her immediate family) in the Fund he or she manages as of June 30, 2012 is set forth in the chart below. Information is provided as of October 15, 2012 with respect to the Scout Emerging Markets Fund and as of August 29, 2012 with respect to the Scout Low Duration Bond Fund.

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Scout International Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
James L. Moffett	$100,001 - $500,000
Michael P. Fogarty	$100,001 - $500,000
Michael D. Stack	$50,001 - $100,000

Scout Emerging Markets Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark G. Weber	None
Eric D. Chenoweth	None

Scout International Discovery Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Michael D. Stack	$10,001 - $50,000
Mark G. Weber	$1 - $10,000

Scout Global Equity Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Gary Anderson	None
James A. Reed II	$10,001 - $50,000

Scout Stock Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
James A. Reed II	$100,001 - $500,000
Larry L. Valencia	None

Scout Mid Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
G. Patrick Dunkerley	$100,001 - $500,000
Derek M. Smashey	$10,001 - $50,000
John A. Indellicate II	$50,001 - $100,000

Scout Small Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Thomas W. Laming	Over $1,000,000
James R. McBride	$100,001 - $500,000
Jason Votruba	$100,001 - $500,000

Scout Low Duration Bond Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	None
Thomas M. Fink	None
Todd C. Thompson	None
Stephen T. Vincent	None

Scout Unconstrained Bond Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	Over $1,000,000
Thomas M. Fink	Over $1,000,000
Todd C. Thompson	Over $1,000,000
Stephen T. Vincent	$10,001 - $50,000

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Scout Core Bond Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	None
Thomas M. Fink	None
Todd C. Thompson	None
Stephen T. Vincent	$100,001 - $500,000

Scout Core Plus Bond Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Mark M. Egan	$100,001 - $500,000
Thomas M. Fink	$100,001 - $500,000
Todd C. Thompson	None
Stephen T. Vincent	None

Other Managed Accounts

In addition to the Funds, some portfolio managers manage other accounts.  The following table sets forth, as of June 30, 2012, information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.  Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Pooled Investment Vehicles with Performance-Based Fees	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Accounts with Performance-Based Fees

James L. Moffett	0	$0	0	$0	0	$0	32	$176 million	0	$0
(Scout International Fund)

Michael P. Fogarty	0	$0	0	$0	0	$0	76	$65 million	0	$0
(Scout International Fund)

Michael D. Stack			0	$0	0	$0	0	$0	28	$60 million
(Scout International Fund and Scout International Discovery Fund)
Eric D. Chenoweth	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Emerging Markets Fund)
Mark G. Weber	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Emerging Markets Fund and Scout International Discovery Fund)
Gary Anderson	0	$0	1	$1 million	0	$0	12	$36 million	0	$0
(Scout Global Equity Fund)

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James A. Reed II	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Global Equity Fund and Scout Stock Fund)

Larry L. Valencia	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Stock Fund)

G. Patrick Dunkerley	0	$0	1	$95 million	1	$95 million	5	$190 million	0	$0
(Scout Mid Cap Fund)

Derek M. Smashey	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Mid Cap Fund)

John A. Indellicate II	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Mid Cap Fund)

Thomas W. Laming	0	$0	0	$0	0	$0	4	$32 million	0	$0
(Scout Small Cap Fund)

James R. McBride	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Small Cap Fund)

Jason Votruba	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout Small Cap Fund)

Mark M. Egan	1	$15 million	1	$106 million	0	$0	96	$11.5 billion	2	$182.8 million
(Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund)

Thomas M. Fink	1	$15 million	1	$106 million	0	$0	96	$11.5 billion	2	$182.8 million
(Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund)

Todd C. Thompson	1	$15 million	1	$106 million	0	$0	96	$11.5 billion	2	$182.8 million
(Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund)

Stephen T. Vincent	1	$15 million	1	$106 million	0	$0	96	$11.5 billion	2	$182.8 million
(Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund)

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Compensation – All Funds (Except the Fixed Income Funds)

The Advisor implements a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards. The basic compensation structure combines a fixed base salary supplemented with a variable bonus plan that has the potential to equal base salary.

The Advisor places a strong emphasis on portfolio performance and believes the portfolio manager’s compensation should be a reflection of the success provided to clients of the Advisor. This philosophy is the basis for offering an overall compensation structure in which performance-based compensation can equal base salary, providing the greatest incentive to align investment management to the client’s success.

The bonus plan incorporates the investment performance of the management team and growth in assets under management generated by new business. Pre-tax investment performance accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment performance is evaluated on a 1-year and 3-year time frame based on two factors. Initially, performance is judged against the unmanaged benchmark index assigned to the investment strategy. Next, performance is measured relative to the median investment manager performance in the strategy’s discipline according to Lipper. Finally, performance is assessed on whether the manager was able to achieve the top quartile of the strategy’s discipline according to Lipper.

The Advisor employs an incentive stock option program. However, this program currently comprises a very small portion of overall compensation. The Advisor continually evaluates strategies to keep it competitive in overall compensation and align the structure directly to the success of the Advisor’s clients. The Advisor does not enter into any employment contracts or non-compete agreements with any of its investment professionals.

Compensation – Fixed Income Funds

The Advisor utilizes a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards. The compensation of the portfolio managers of a Fixed Income Fund is not tied directly to either the performance or the net assets of the Fixed Income Fund. Instead, compensation of the portfolio managers, who are all employees of the fixed income division of Scout Investments, Inc., Reams Asset Management, is dependent in part on the overall profitability of that division.

The Reams Asset Management fixed income professionals, who are all either portfolio managers or analysts, earn a base salary and participate in the Scout Investment Incentive Bonus Plan. The size of bonus pool under that plan is dependent on the profitability of the Reams Asset Management division. The performance and net assets of the Fixed Income Funds have an impact on that profitability.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. The Advisor seeks to manage such potential conflicts by following procedures intended to provide a fair allocation of buy and sell opportunities among client accounts.

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The structure of portfolio manager compensation may also give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest. The Funds’ code of ethics is designed to address such conflicts.

The Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

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OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Funds.  The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board.  Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Funds.  The Board is responsible for the overall management of the Funds, including general supervision of the Funds’ investment activities and the Funds’ various service providers.

The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees

Name, Address and Birthdate	Positions Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrea F. Bielsker c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/16/58	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Principal, AFB Consulting, since July 2008; Chief Financial Officer, Brooke Credit Corporation, from 2007 to May 2008; Vice President, Liberty Power Corp., 2007; Senior Vice President, Finance, Chief Financial Officer and Treasurer, Great Plains Energy Company from 2002 to 2005.	11	None
William E. Hoffman, D.D.S. c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 04/11/38	Trustee	Indefinite; until successor elected. Served as a Trustee since 1982.	Orthodontist.	11	None
Eric T. Jager 4900 Main Street, Suite 1200 Kansas City, Missouri 64112 06/19/43	Trustee	Indefinite; until successor elected. Served as a Trustee since 1987.	President, Windcrest Fund LP; Executive Vice President – Investments, Bartlett and Company, from 1983 to July 2010.	11	Neptune Industries, Inc. (2007-2008); Nygaard Corporation (2007-Present)
Charlotte T. Petersen c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 07/28/60	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Chief Investment Officer/Consulting Investment Officer, Alexander Capital/CoBiz Investment Management, from 2006 to 2010.	11	Fischer Imaging Corporation (2004-2007)
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Stephen F. Rose 4210 Shawnee Mission Parkway #314A Fairway, KS 66205 11/05/47	Trustee-Ind. Chair	Indefinite; until successor elected. Served as a Trustee since 1989.	Chairman, Metromedia, Inc., since November of 2010. Chairman, Sun Publications, Inc., from 1998 to 2010.	11	None
Allen R. Strain c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 05/12/52	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Vice President and Chief Financial Officer (January 2012 to present) and Director (from 2010 to 2011), Ewing Marion Kauffman Foundation; Teaching Professor, University of Missouri-Kansas City Bloch School of Business, from 2009 to 2010; Managing Director (from 2004 to 2008) and Senior Vice President (from 2000 to 2008), State Street - Kansas City (securities processing/custody).	11	None

Executive Officers

Name, Address and Birthdate	Positions Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew J. Iseman c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/09/64	President	Indefinite, until successor elected. Served as President since November 2010.

Chief Executive Officer, Scout Investments, Inc., since August of 2010; Chief Operating Officer, RK Capital Management, February 2009 to 2010; Executive Vice President & Chief Operating Officer, Janus Capital Group, from February 2007 to April 2008; President & Chief Operating Officer, Janus Investment Fund, Janus Adviser Series and Janus Aspen Series, from February 2007 to April 2008; Senior Vice President of Operations, INTECH, from May 2005 to February 2007; Vice President of Investment Operations, Janus Capital Group, from January 2003 to May 2005.

James. L. Moffett c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Chief International Strategist	Indefinite, until successor elected. Served as Chief International Strategist since 2011.	Executive Vice President and Chief International Strategist, Scout Investments, Inc., since 2009; Lead Portfolio Manager, Scout International Fund; Chairman, Scout Investments, Inc. and Executive Vice President, UMB Bank n.a., from 2001 to 2009.
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Scott A. Betz c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/16/77	Treasurer	Indefinite, until successor elected. Served as Treasurer since May 2011.	Senior Vice President (since 2009), Chief Administrative Officer (since 2005) and Treasurer (since February 2011), Scout Investments, Inc.
Jessica A. Schubel c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 09/11/78	Secretary	Indefinite, until successor elected. Served as Secretary since May 2012.	Compliance Officer, Scout Investments, Inc., since March 2011; Fund Administrator (from 2007 to 2011) and Senior Portfolio Administrator (from 2004 to 2007), State Street.
Benjamin D. Wiesenfeld c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/28/77	Chief Compliance Officer	Indefinite, until successor elected. Chief Compliance Officer since February 2011.	Chief Compliance Officer and Chief Legal Counsel, Scout Investments, Inc., since 2009; Chief Compliance Officer and Staff Attorney, Thornburg Investment Management, Inc., from 2006 to 2009.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, distributor, administrator, transfer agent and custodian. The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Funds, and exercising general service provider oversight. The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations. The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of six Independent Trustees. The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue, which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board recognized the importance of having a significant majority of Independent Trustees.

Audit Committee. The Board has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees. The Audit Committee met two times during the fiscal year ended June 30, 2012. The Audit Committee has adopted a charter. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. According to its charter, the Audit Committee (1) oversees the Funds’ accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Funds’ financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Funds’ independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Funds’ independent auditor; and (4) acts as a liaison between the Funds’ independent auditors and the Board.

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Nominating Committee. The Board established a Nominating Committee made up of each of the Independent Trustees. The Nominating Committee met three times during the fiscal year ended June 30, 2012. The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate. The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of a Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of a Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of a Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;
(c)	a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;
(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)	such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;
(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of a Fund, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Trust if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Funds’ offices, 803 West Michigan Street, Milwaukee, WI 53233. The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long-term commitment to a Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and its shareholders. If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Oversight of Risk. The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, Advisor, principal underwriter, and Fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from other management personnel to discuss risks related to the Funds’ investments and operations. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

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Trustees’ Qualifications and Experience. The Board believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment. Also, in addition to a demonstrated record of business and professional accomplishment, several of the Trustees have served on the Board for a number of years, and, as a result, have extensive experience overseeing mutual fund operations. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. Set forth below is a brief description of the specific experience of each Trustee. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

Andrea F. Bielsker. Ms. Bielsker has served as a Trustee since 2005. Ms. Bielsker is a seasoned financial executive who has served as Chief Financial Officer of a number of private and public companies. She is a community leader and previously served as a member of the University of Kansas School of Business Board of Advisors, the Board of the Kansas City Fountains Foundation, the Board of the Marillac treatment center for at-risk children and the Board of the Kansas City Tomorrow (Leadership Program). Ms. Bielsker received her MBA from the University of Kansas.

William E. Hoffman. Mr. Hoffman has served as a Trustee since 1982. Mr. Hoffman has his own orthodontist practice and is also an orthodontic practice consultant. He previously was a member of the Orthodontic Faculty at the University of Missouri. Mr. Hoffman is a community leader and serves as a member of the Board of the Johnson County Parks and Recreation Foundation.

Eric T. Jager. Mr. Jager has served as a Trustee since 1987. Mr. Jager has extensive experience as an investment management professional having spent his career in the investment management industry. He is a community leader and serves as a Director and Chairman of the Integrated Medicine Endowment Board and Director of the Advancement Board of the University of Kansas Medical School. Previously, Mr. Jager served as Director and Co-Chairman of the Kansas, Inc. (State Economic Development Commission) and as a Director of the University of Kansas Hospital. He also served as a Director of Tech-Industry Consultants, the Kansas State Historical Society, the Shawnee Mission Education Foundation, the Children’s Center for the Visually Impaired and the Johnson County Business Tech Center. Mr. Jager received his MBA from Southern Methodist University and achieved the Chartered Financial Analyst designation.

Charlotte T. Petersen . Ms. Petersen has served as a Trustee since August 2012. Ms. Petersen has nearly twenty-five years of experience in the investment management industry. She has served in various roles with a number of investment advisory firms, including serving as Chief Investment Officer and Consulting Investment Officer, as well as the Portfolio Manager for registered investment companies and separately managed accounts. Ms. Petersen is a community leader and serves as a member of The Colorado Trust investment committee and previously served as a member of the investment committee of the Downtown Denver Partnership and The Women’s Foundation of Colorado. She also achieved the Chartered Financial Analyst designation.

Stephen F. Rose. Mr. Rose has served as a Trustee since 1989 and is Chairman of the Board. Mr. Rose currently serves as Chairman of Metromedia, Inc. Mr. Rose previously served as Chairman of Sun Publications, Inc. from 1998 to 2010. He is a weekly political analyst and roundtable panelist and has hosted his own show on public television. Mr. Rose is a community leader and serves on the Board of the Johnson County Community College Foundation and the Advisory Board for the University of Kansas, Edwards Campus. Previously, Mr. Rose served as a Director of Metcalf Bank and as President of the trade organization Suburban Newspapers of America. He also served as Chairman of the Overland Park, Kansas Chamber of Commerce and Vice Chairman of the Greater Kansas City Chamber of Commerce, as well as Chairman of the University of Kansas School of Nursing. In addition, Mr. Rose previously served on the Boards of the Johnson County Mental Health Center and the Kansas City Symphony.

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Allen R. Strain . Mr. Strain has served as a Trustee since August 2012. Mr. Strain has over thirty years of experience in the financial services and investment industries, most recently as a Managing Director/Senior Vice President at State Street Corporation, a global leader in servicing asset management companies. He is currently the Chief Financial Officer of the Ewing Marion Kauffman Foundation and a community leader, having served on the Civic Council of Kansas City and the Executive Committee of the Downtown Council of Kansas City. He previously served as a full-time teaching professor of Accounting and Management at the Bloch School of Business, University of Missouri at Kansas City. Mr. Strain received BS and MA degrees in Accounting from the University of Missouri at Columbia and is a licensed Certified Public Accountant.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management of the Trust and service providers and facilitates the exercise of the Board’s independent judgment. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues. Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Compensation of Trustees. The following table shows the compensation received by the Trust’s Independent Trustees for the fiscal year ended June 30, 2012.

Name of Trustee	Aggregate Compensation from the Funds[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex[2] Paid to Trustee
Andrea F. Bielsker	$66,000	None	None	$66,000
William E. Hoffman	$66,000	None	None	$66,000
Eric T. Jager	$66,000	None	None	$66,000
Charlotte T. Petersen[3]	N/A	None	None	$0
Stephen F. Rose	$76,000	None	None	$76,000
Allen R. Strain[3]	N/A	None	None	$0

[1]	The amounts reported in this column reflect the total compensation paid to each Trustee for his/her services as a Trustee of each of the Funds in existence during the fiscal year ended June 30, 2012.
[2]	The Fund Complex consists of the Trust, which currently offers eleven series.
[3]	Ms. Petersen and Mr. Strain did not serve as Trustees of the Trust until August 2012, therefore neither received any compensation from the Trust as of June 30, 2012 .

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Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2011.

Independent Trustees

Dollar Range of Equity Securities in the Funds
Fund	Andrea F. Bielsker	William E. Hoffman	Eric T. Jager	Charlotte T. Petersen*	Stephen F. Rose	Allen R. Strain*
Scout International Fund	$10,001 - $50,000	$10,001 - $50,000	None	None	None	None
Scout Emerging Markets Fund**	None	None	None	None	None	None
Scout International Discovery Fund	None	None	None	None	None	None
Scout Global Equity Fund	None	None	None	None	None	None
Scout Stock Fund	None	$10,001 - $50,000	$10,001 - $50,000	None	None	None
Scout Mid Cap Fund	None	$1 - $10,000	None	None	None	None
Scout Small Cap Fund	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	None	None	None
Scout Low Duration Bond Fund**	None	None	None	None	None	None
Scout Unconstrained Bond Fund	None	None	None	None	$50,001 - $100,000	None
Scout Core Bond Fund	None	$1 - $10,000	None	None	None	None
Scout Core Plus Bond Fund	None	None	None	None	$50,001 - $100,000	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	$10,001 - $50,000	$50,001 - $100,000	$10,001 - $50,000	None	Over $100,000	None

*	Ms. Petersen and Mr. Strain did not serve as Trustees of the Trust until August 2012. Neither owned any shares of the Funds as of December 31, 2011.

** As of December 31, 2011, there were no publicly outstanding shares of the Fund and, therefore, the Trustees did not own any shares of the Fund at that time.

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The following table sets forth information about securities issued by the Advisor or Distributor or any company controlling, controlled by or under common control with the Advisor or Distributor owned by the Independent Trustees and their immediate family members as of December 31, 2011:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Andrea F. Bielsker	None	None	None	None	None
William E. Hoffman	None	None	None	None	None
Eric T. Jager[1]	Joan Alison Bartlett Jager – spouse	UMB Financial Corporation[2]	Common	$213,368.00	0.014%
Charlotte T. Petersen	None	None	None	None	None
Stephen F. Rose	None	None	None	None	None
Allen R. Strain	None	None	None	None	None

[1]	The UMB Financial Corporation common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.
[2]	The Advisor is a wholly owned subsidiary of UMB Financial Corporation.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities. As of September 30, 2012, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds:

Fund Name	Name	Address	City	State	Zip Code	Percent of Fund
SCOUT INTERNATIONAL FUND	Edward Jones & Co.*	201 Progress Parkway	Maryland Heights	MO	63043-3009	10.17%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	44.06%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	25.68%

SCOUT EMERGING MARKETS FUND**	UMB Financial Corp.*	1010 Grand Avenue	Kansas City	MO	64106	100.00%
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SCOUT INTERNATIONAL DISCOVERY FUND	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	23.18%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	26.59%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	12.18%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	12.14%
	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	8.82%

SCOUT GLOBAL EQUITY FUND	UMB Financial Corp.*	1010 Grand Avenue	Kansas City	MO	64106	92.70%

SCOUT STOCK FUND	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	7.90%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	17.95%
	American Enterprise Investment Services, Inc.*	707 2nd Avenue South	Minneapolis	MN	55402-2405	6.78%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	16.30%
	TD Ameritrade Inc.*	P.O. Box 2226	Omaha	NE	68103-2226	5.94%

SCOUT MID CAP FUND	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	34.91%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	8.77%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	17.40%
	Merrill Lynch, Pierce, Fenner & Smith Inc.*	4800 East Deer Lake Drive	Jacksonville	FL	32246	5.22%
	Pershing LLC*	1 Pershing Plaza	Jersey City	NJ	07399	5.51%

SCOUT SMALL CAP FUND	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	27.10%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	46.5 7%
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SCOUT LOW DURATION BOND FUND	UMB Financial Corp.*	1010 Grand Avenue	Kansas City	MO	64106	95.36%

SCOUT UNCONSTRAINED BOND FUND	Vanguard Brokerage Service	P.O. Box 1170	Valley Forge	PA	19482-1170	6.16%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	13.73%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	45.67%
	UMB Financial Corp.*	1010 Grand Avenue	Kansas City	MO	64106	25.13%

SCOUT CORE BOND FUND –INSTITUTIONAL CLASS	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	23.50%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	12.52%
	TD Ameritrade Inc.*	P.O. Box 2226	Omaha	NE	68103-2226	12.47%
	Wells Fargo Bank*	1525 West WT Harris Blvd.	Charlotte	NC	28262-8522	5.98%
	American Institute of Physics Inc.*	1 Physics Ellipse	College Park	MD	20740-3841	6.46%

SCOUT CORE BOND FUND –CLASS Y	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	24.87%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	21.57%
	Pershing LLC*	1 Pershing Plaza	Jersey City	NJ	07399	39.08%

SCOUT CORE PLUS BOND FUND – INSTITUTIONAL CLASS	Fifth Third Bank*	38 Fountain Square	Cincinnati	OH	45263	5.26%
	NFS LLC*	300 High Street	Hamilton	OH	45012	7.93%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	24.67%
	NFS LLC*	1 Spartan Way	Merrimack	NH	03054-4300	6.07%

SCOUT CORE PLUS BOND FUND – CLASS Y	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	30.79%
	UBS WM USA*	1000 Harbor Blvd.	Weehawken	NJ	07086	15.5 2%

* Shareholder of record, not beneficial owner.

** Information for the Scout Emerging Markets Fund is provided as of October 15, 2012, the date the Fund commenced investment operations.

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As of September 30, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, has agreed to provide administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Funds (the “Administration Agreement”). UMBFS is the parent company of the Fund’s Distributor. UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Funds’ custodian, and the Advisor. UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Funds; assisting in preparing and filing all federal income and excise tax filings; overseeing the Funds’ fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds’ expenses; monitoring the Funds’ status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds’ investment policies and restrictions and generally assisting the Funds’ administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated. The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of each Fund computed daily and payable monthly, at the following annual rates:

For each of the Scout International, Emerging Markets, International Discovery and Global Equity Funds:

0.12% of the Fund’s average annual net assets up to $250 million

0.095% of the Fund’s average annual net assets on the next $250 million,

0.07% of the Fund’s average annual net assets on the next $250 million,

0.05% of the Fund’s average annual net assets over $750 million.

For each of the Scout Stock, Mid Cap and Small Cap Funds:

0.10% of the Fund’s average annual net assets up to $250 million,

0.075% of the Fund’s average annual net assets on the next $250 million,

0.05% of the Fund’s average annual net assets on the next $250 million,

0.03% of the Fund’s average annual net assets over $750 million.

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For each of the Scout Low Duration Bond, Unconstrained Bond, Core Bond and Core Plus Bond Funds:

0.05% of the Fund’s average annual net assets.

The Trust also covers certain of UMBFS’ out-of-pocket expenses.

For the fiscal years ended June 30, 2012, 2011 and 2010, the Trust paid UMBFS $5,568,326, $5,384,352 and $4,579,240, respectively, for its services.

DISTRIBUTOR

Under an Amended and Restated Distribution Agreement with the Trust, on behalf of the Funds, dated April 1, 2010, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor is an affiliate of the Advisor. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation from the Trust or any Fund under the Distribution Agreement.

The Distribution Agreement continues in effect until March 31, 2013, and will continue automatically for successive annual periods ending each March 31, if continued at least annually by the Board, including a majority of Independent Trustees. The Distribution Agreement terminates automatically if assigned by either party or upon 60 days’ written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Funds, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Funds, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Funds’ assets for safekeeping. This means the bank, rather than the Funds, has possession of the Funds’ cash and securities. As directed by the Funds’ officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds’ expenses. UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141. For the foregoing, UMB Bank receives a fee from the Trust based on the net assets of the Funds computed once a month as well as fees for certain transactions. In addition, the Trust shall reimburse UMB Bank for out-of-pocket expenses incurred in connection with the Custody Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ financial statements and financial highlights are audited annually by the independent registered public accounting firm approved by the Board each year. Deloitte & Touche LLP, with offices at 555 East Wells St, Suite 1400, Milwaukee, Wisconsin 53202-3824, is the Funds’ present independent registered public accounting firm.

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FUND COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust currently has eleven series: Scout International Fund (formerly, the Scout WorldWide Fund), Scout Emerging Markets Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout Low Duration Bond Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund (formerly, the Scout Bond Fund) and Scout Core Plus Bond Fund. The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated. One of the current series, the Scout Small Cap Fund series was created on January 24, 2001 to become the successor to Scout Regional Fund, Inc., which was reorganized into the Scout Small Cap Fund on July 1, 2001.

On April 1, 2005, the Trust created additional series to become the successor funds to funds within the Scout Funds family that were previously organized as Maryland corporations. The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust. The Scout International Fund, the Scout Core Bond Fund and the Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc., respectively. The Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name. The Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund. The Scout Money Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names. On October 31, 2006, the Trust created the Scout Mid Cap Fund series. On December 31, 2007, the Trust created the Scout International Discovery Fund series. The Scout Growth Fund was liquidated on June 24, 2008.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares: Investor Class shares and Service Class shares. All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase. The Service Class shares, which are subject to annual Rule 12b-1 distribution and service fees, were offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates. The Money Market Funds were liquidated on February 28, 2011.

In 2009, TrendStar Advisors, LLC, the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor. Under the agreement, the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund. The Scout TrendStar Small Cap Fund was reorganized into the Scout Small Cap Fund after the close of business on September 30, 2011.

In 2010, Reams Asset Management Company, LLC, the investment sub-advisor to the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund, entered into an agreement to sell its investment advisory business to the Advisor. In connection with this transaction, Frontegra Asset Management, Inc. entered into an agreement to sell its books and records and related assets relating to the management of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund to the Advisor. Under that agreement, the Frontegra Columbus Core Plus Fund was reorganized with and into the Scout Core Plus Bond Fund, and the Frontegra Columbus Core Fund was reorganized with and into the Scout Core Bond Fund after the close of business on April 21, 2011.

On June 30, 2011, the Trust launched the Scout Global Equity Fund. On September 29, 2011, the Trust launched the Scout Unconstrained Bond Fund. On August 29, 2012, the Trust launched the Scout Low Duration Bond Fund. On October 15, 2012, the Trust launched the Scout Emerging Markets Fund.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Class Y shares of the Scout Core Bond Fund and Scout Core Plus Bond Fund. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series. If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

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Non-Cumulative Voting.  The Funds’ shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  The Funds are authorized to use the word “Scout” in their name, and may use the Scout design, so long as Advisor continues as their investment advisor.

Code of Ethics.  The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Funds, subject to certain general restrictions and procedures.

Summary of Proxy Voting Procedures.  The Board has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor.   The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

•	The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.

•	The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Funds. The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.

•	The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder. In exercising voting rights, there shall be no undue prejudice in favor of management. Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor or its affiliates and the interests of the Funds’ shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Proxy Voting Committee.  If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s web site at www.sec.gov.

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FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Corporation (S&P®) Long-Term Issue Credit Ratings*:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

Nature of and provisions of the obligation;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated 'AAA' has the highest rating assigned by S&P®. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P® believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P® does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s) Long-Term Obligations Ratings:

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

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Fitch Investors Service (Fitch) Long-Term Issuer Credit Ratings:

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

Debt instruments rated “AAA,” “AA,” “A” and “BBB” are considered to be investment grade.

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC Substantial credit risk. Default is a real possibility.

CC Very high levels of credit risk. Default of some kind appears probable.

C Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

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a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Description of Taxable Commercial Paper Ratings

Moody’s Short-Term Obligations Ratings:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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S&P® Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1	A short-term obligation rated 'A-1' is rated in the highest category by S&P®. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C	A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P® believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Short-Term Credit Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
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B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

S&P® Municipal Short-Term Note Ratings

A S&P® U.S. municipal note rating reflects S&P®’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P®’s analysis will review the following considerations:

Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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PART C

OTHER INFORMATION

ITEM 28. EXHIBITS:

(a) Articles of Incorporation

(1)	Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(2)	Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(3)	Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(4)	Officer’s Certificate evidencing the establishment and designation of the Scout Stock Fund, the Scout International Fund and the Scout Bond Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006) and incorporated herein by reference.

(5)	Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(6)	Officer’s Certificate evidencing the establishment and designation of the Scout International Discovery Fund series of the Registrant effective October 16, 2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007 (Accession No. 0001386893-07-000084) (“PEA No. 14”) and incorporated herein by reference.

(7)	Officers' Certificate evidencing the amendment to the Registrant's Agreement and Declaration of Trust to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(8)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(9)	Officer’s Certificate evidencing the establishment and designation of the Scout Core Plus Bond Fund series of the Registrant, and the re-designation and creation of share classes of the Scout Core Bond Fund series of the Registrant, previously filed as Exhibit 99.a.11 to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on March 11, 2011 (Accession No. 0001450791-11-000045) (“PEA No. 25”) and incorporated herein by reference.

(10)	Officer’s Certificate evidencing the establishment and designation of the Scout Global Equity Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2011 (Accession No. 0001450791-11-000119) (“PEA No. 30”) and incorporated herein by reference.

(11)	Officer’s Certificate evidencing the establishment and designation of the Scout Unconstrained Bond Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2011 (Accession No. 0001450791-11-000205) (“PEA No. 33”) and incorporated herein by reference.

(12)	Officer’s Certificate evidencing the establishment and designation of the Scout Low Duration Bond Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 24, 2012 (Accession No. 0001450791-12-000195) (“PEA No. 39”) and incorporated herein by reference.

(13)	Officer’s Certificate evidencing the establishment and designation of the Scout Emerging Markets Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, filed on October 9, 2012 (Accession No. 0001450791-12-000233) (“PEA No. 42”) and incorporated herein by reference.

(b) By-laws

(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(2)	Officers' Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders

(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d) Investment Advisory Contracts

(1)	Investment Advisory Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(2)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement, previously filed as Exhibit 99.d.2 to PEA No. 42 and incorporated herein by reference.

(3)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.9 to PEA No. 33 and incorporated herein by reference.

(4)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.d.11 to PEA No. 33 and incorporated herein by reference.

(5)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Stock Fund, Scout Mid Cap Fund and Scout International Discovery Fund, previously filed as Exhibit 99.d.6 to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (Accession No. 0001137439-11-000263) and incorporated herein by reference.

(6)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Low Duration Bond Fund, previously filed as Exhibit 99.d.7 to PEA No. 39 and incorporated herein by reference.

(7)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Emerging Markets Fund, previously filed as Exhibit 99.d.8 to PEA No. 42 and incorporated herein by reference.

(8)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund is filed herewith.

(e) Underwriting Contracts

(1)	Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010 (Accession No. 0001144204-10-056157) (“PEA No. 23”) and incorporated herein by reference.

(2)	Sixth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement, previously filed as Exhibit 99.e.2 to PEA No. 42 and incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts

Not Applicable.

(g) Custodian Agreements

(1)	Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(A)	Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(B)	Revised Appendix B to the Custody Agreement , previously filed as Exhibit 99.g.1.B to PEA No. 42 and incorporated herein by reference.

(2)	Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement, previously filed as Exhibit 99.g.2.A to PEA No. 42 and incorporated herein by reference.

(h) Other Material Contracts

(1) Transfer Agency Agreement.

(A)	Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(B)	Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) ("PEA No. 15") and incorporated herein by reference.

(C)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007, previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

(D)	Eleventh Amended and Restated Schedule A to the Transfer Agency Agreement, previously filed as Exhibit 99.h.1.D to PEA No. 42 and incorporated herein by reference.

(2)	Inbound Call Management and Fulfillment Services Agreement.

(A)	Inbound Call Management and Fulfillment Services Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed on October 30, 2001 and incorporated herein by reference.

(B)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(C)	Eleventh Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement, previously filed as Exhibit 99.h.2.C to PEA No. 42 and incorporated herein by reference.

(3)	Administration and Fund Accounting Agreement.

(A)	Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(B)	Eleventh Amended and Restated Schedule A to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.B to PEA No. 42 and incorporated herein by reference.

(C)	Second Amended and Restated Schedule B to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.C to PEA No. 33 and incorporated herein by reference.

(D)	Fifth Amended and Restated Schedule C to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.D to PEA No. 39 and incorporated herein by reference.

(4)	Retirement Plan Agreement

(A)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(B)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(5)	Class Y Shareholder Servicing Plan on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.h.5 to PEA No. 33 and incorporated herein by reference.

(6)	Administrative Services Agreement.

(A)	Administrative Services Agreement dated April 1, 2012 by and between Scout Investments, Inc. and the Registrant, previously filed as Exhibit 99.h.6.A to PEA No. 39 and incorporated herein by reference.

(B)	Amended and Restated Schedules A and B to the Administrative Services Agreement, previously filed as Exhibit 99.h.6.B to PEA No. 42 and incorporated herein by reference.

(i) Legal Opinion

(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant, previously filed as Exhibit 99.i.1 to PEA No. 42 and incorporated herein by reference.

(j) Other Opinions

(1)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 39 and incorporated herein by reference.

(2)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 42 and incorporated herein by reference.

(3)	Consent of Deloitte & Touche LLP is filed herewith.

(k) Omitted Financial Statements

Not Applicable.

(l) Initial Capital Agreements

Not Applicable.

(m) Rule 12b-1 Plan

(1)	Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 33 and incorporated herein by reference.

(n) Rule 18f-3 Plan

(1)	Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 33 and incorporated herein by reference.

(p) Code of Ethics

(1)	Code of Ethics applicable to Scout Investments, Inc. and the Registrant is filed herewith.

(2)	Amended and Restated Code of Ethics of the Distributor, previously filed as Exhibit 99.p.2 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2011 (Accession No. 0001450791-11-000063) (“PEA No. 27”) and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.  The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws:

(a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b) A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

None

ITEM 32. PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Cheswold Lane Funds

Commonwealth International Series Trust

FPA Funds Trust

FPA Capital Fund, Inc.

FPA New Income, Inc.

FPA Paramount Fund, Inc.

FPA Perennial Fund, Inc.

Giant 5 Funds

Green Century Funds

The Marsico Investment Fund

The SteelPath MLP Funds Trust

The Westport Funds

Vericimetry Funds

Ziegler Lotsoff Capital Management Investment Trust

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Robert J. Tuszynski 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)	The Distributor does not receive any remuneration or compensation from the Fund for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34. MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 29th day of October, 2012.

Scout Funds

By: /s/ Andrew J. Iseman

Andrew J. Iseman, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Andrew J. Iseman	President	October 29, 2012
Andrew J. Iseman

/s/ Scott A. Betz	Treasurer	October 29, 2012
Scott A. Betz

/s/ Eric T. Jager	Trustee	October 29, 2012
Eric T. Jager*

/s/ William E. Hoffman	Trustee	October 29, 2012
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	October 29, 2012
Stephen F. Rose*

/s/ Andrea F. Bielsker	Trustee	October 29, 2012
Andrea F. Bielsker*

/s/ Charlotte T. Petersen	Trustee	October 29, 2012
Charlotte T. Petersen*

/s/ Allen R. Strain	Trustee	October 29, 2012
Allen R. Strain*

*By:

/s/ Benjamin D. Wiesenfeld

Benjamin D. Wiesenfeld

Attorney-in-Fact

(Pursuant to Powers of Attorney, previously filed with Post-Effective Amendment No. 39 and Post-Effective Amendment No. 42 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
(d)(8)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund
(j)(3)	Consent of Deloitte & Touche LLP
(p)(1)	Code of Ethics applicable to Scout Investments, Inc. and the Registrant